                                                      Registration No. 2-76547
                                                             File No. 811-3420

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 48                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
Amendment No. 49                                                           [X]

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                         Oppenheimer Integrity Funds
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [X]   immediately upon filing pursuant to paragraph (b)
     [   ] on April 29, 2008 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Core Bond Fund

Prospectus dated April 29, 2008

                                         Oppenheimer Core Bond Fund is a mutual
                                         fund that seeks total return. It
                                         invests primarily in investment-grade
                                         bonds and U.S. government securities.

                                             This prospectus contains important
                                         information about the Fund's
                                         objective, investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other
                                         account features. Please read this
                                         prospectus carefully before you invest
                                         and keep it for future reference about
                                         your account.

As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

CONTENTS

      ABOUT THE FUND

      The Fund's Investment Objective and Principal Investment Strategies

      Main Risks of Investing in the Fund

      The Fund's Past Performance

      Fees and Expenses of the Fund

      About the Fund's Investments

      How the Fund is Managed

      ABOUT YOUR ACCOUNT

      How to Buy Shares
      Class A Shares
      Class B Shares
      Class C Shares
      Class N Shares
      Class Y Shares

      Special Investor Services
      AccountLink
      PhoneLink
      OppenheimerFunds Internet Website
      Retirement Plans

      How to Sell Shares
      Checkwriting
      By Mail
      By Telephone

      How to Exchange Shares

      Shareholder Account Rules and Policies

      Dividends, Capital Gains and Taxes

      Financial Highlights

      ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks total return by investing mainly in debt instruments.

WHAT DOES THE FUND MAINLY INVEST IN? As a non-fundamental policy (which will not be changed without providing 60 days' notice to Fund shareholders), under normal market conditions, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes) in investment grade debt securities. Those investment-grade debt securities can include:

o     domestic and foreign corporate debt obligations,
o     domestic and foreign government bonds, including U.S. government securities, and
o     mortgage-related securities (including collateralized mortgage obligations ("CMOs")) issued by private issuers.

   In general, these debt securities are referred to as "bonds." The Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs. The Fund can invest in money market instruments and other debt obligations. The Fund can invest up to 20% of its total assets in high-yield debt securities that are below investment-grade (commonly referred to as "junk bonds").

      The Fund can also use derivative instruments, including futures, swaps,
CMOs and "structured" notes, to seek higher investment returns or to manage investment risks.  These investments are more fully explained in "About the
Fund's Investments", below.

      There is no set allocation of the Fund's assets among the classes of securities the Fund buys, but the Fund focuses mainly on U.S. government securities and investment-grade debt securities. However, if market conditions change, the Fund's portfolio managers might change the relative allocation of the Fund's assets.

      The Fund seeks to maintain an average effective portfolio duration
(discussed in "About the Fund's Investments", below) of three to six years
(measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), will attempt to maintain the overall weighted average credit quality of the portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized credit rating organization.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds. The portfolio managers currently focus on the factors below
(which may vary in particular cases and may change over time), looking for:

o     Debt securities in market sectors that offer attractive relative value,
o     Investment-grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return,
o     High income potential from different types of corporate and government securities, and
o     Broad portfolio diversification to help reduce the volatility of the
      Fund's share prices.

      The portfolio managers monitor individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.
Generally, the "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, improving credit fundamentals for a particular sector or security, and managing pre-payment risks associated with mortgage-related securities, as well as other techniques.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking total return from a fund that invests primarily in investment-grade debt securities but which can also hold high-yield, below investment grade debt securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in corporate-debt securities, and the changes in share prices that can occur when interest rates change. The Fund is intended as a long-term investment, not a short-term trading vehicle, and may be appropriate for a part of an investor's retirement plan portfolio. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in value from a number of factors described below. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"). There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having similar objectives.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest or principal payments on the security as they become due. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S.
government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities issued by private issuers have greater credit risks. If an issuer fails to pay interest, the Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's share prices may be reduced.
o     Special Risks of Lower-Grade Securities. Because the Fund can invest up to 20% of its total assets in securities (including convertible securities) below investment grade, the Fund's credit risks are greater than those of funds that buy only investment grade securities.
      Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.
      Those risks can reduce the Fund's share prices and the income it earns.
      The market for lower-grade securities may be less liquid, especially during times of economic distress, and therefore they may be harder to value or to sell at an acceptable price.

INTEREST RATE RISK. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for short-term securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

      At times, the Fund may buy longer-term debt securities. When the average effective duration of the Fund's portfolio is longer, its share prices may fluctuate more when interest rates change. The Fund can buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments).
These are derivative securities that have prices that may go up or down more than other types of debt securities in response to interest rate changes. The
Fund's share prices can go up or down when interest rates change, because of the effect of the change in the value of the Fund's investments. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the
Fund paid.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected duration of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fall more.

RISKS OF USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek higher investment returns or to manage investment risks (for example, hedging against other portfolio investments). In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, swaps, interest-only and principal-only securities, structured notes, asset-backed securities and certain mortgage-related securities, including CMOs, are examples of derivatives the Fund can use.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund may suffer losses or realize less return than anticipated. Some derivatives may be illiquid, making it difficult to value or to sell them at an acceptable price.  Derivatives also present the risk of leverage.  Leverage exists when an investor achieves the right to a return on a total investment amount that exceeds the cash amount the investor contributed in making the investment.
The Fund's use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself.
Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

      The Fund has limits on the amount of certain types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. The share price of the Fund will change daily based on changes in interest rates, market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

      Debt securities are subject to market, credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest proceeds of its investments in lower-yielding securities. In the OppenheimerFunds spectrum, the Fund generally has more risks than bond funds that focus primarily on U. S. government securities, but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high-yield bond funds or funds that focus on foreign bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of broad-based market indices.  The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 01/1/08  through  03/31/08,  the cumulative  return before taxes for Class A shares was -3.14%.

During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 4.97%  (3rd Qtr 02) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -2.33% (2nd
Qtr 04).

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Average Annual Total Returns                         5 Years          10 Years
for    the    periods    ended                     (or life of      (or life of
December 31, 2007                   1 Year       class, if less)  class, if less)

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Class  A   Shares   (inception

4/15/88)                            -0.47%            3.47%            4.38%
  Return Before Taxes               -2.15%            1.92%            2.24%
  Return After Taxes on             -0.33%            2.05%            2.38%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class  B   Shares   (inception      -1.37%            3.35%            4.42%

5/3/93)
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Class  C   Shares   (inception       2.60%            3.70%            4.10%

7/11/95)
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Class  N   Shares   (inception       3.12%            4.19%            4.94%

3/1/01)
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Class  Y   Shares   (inception       4.80%            4.84%            5.36%

4/27/98)
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Lehman Brothers Credit Index         5.11%            4.84%            6.05%
(reflects no deduction for                                            6.01%(1)
fees, expenses or taxes)                                              6.19%(2)

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Lehman Brothers Aggregate            6.97%            4.42%            5.97%
Bond Index (reflects no                                               5.57%(1)
deduction for fees, expenses                                          5.96%(2)

or taxes)
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Citigroup Broad Investment           7.22%            4.55%            6.02%
Grade Bond Index (reflects no                                         5.64%(1)
deduction for fees, expenses                                          6.00%(2)

or taxes)
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1.    From 2/28/01.
2.    From 4/30/98.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 4.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year) and 2%  (5-years);  and for
Class C and Class N, the 1%  contingent  deferred  sales charge for the 1-year period.  There is no sales charge for Class Y shares.  Because  Class B shares convert to Class A shares 72 months after  purchase,  Class B  "life-of-class"
performance  does not include any  contingent  deferred  sales charge and uses
Class A performance for the period after  conversion.  The returns measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's shares is compared to Class A shares is compared to the Lehman  Brothers  Aggregate Bond Index, a broad-based  index of government agencies and corporate  debt, the Citigroup Broad  Investment  Grade Index, an index of investment grade corporate and U.S.  government bonds; and the Lehman
Brothers  Credit Index,  an index of  non-convertible  U.S.  investment  grade corporate bonds. The indices' performance includes  reinvestment of income but does not  reflect  transaction  costs,  fees,  expenses  or taxes.  The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31,
2007.

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Shareholder Fees (charges paid directly from your investment):
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                            Class A     Class B     Class C     Class N     Class Y
                            Shares      Shares      Shares      Shares      Shares
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Maximum Sales Charge         4.75%       None        None        None        None
(Load) on purchases (as
% of offering price)
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Maximum Deferred Sales
Charge (Load) (as % of
the lower of the
original offering price     None(1)      5%(2)       1%(3)       1%(4)       None
or redemption proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                           Class A    Class B      Class C   Class N      Class Y
                             Shares     Shares     Shares      Shares     Shares
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Management Fees              0.44%      0.44%       0.44%      0.44%      0.44%

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Distribution and/or          0.25%      1.00%       1.00%      0.50%      None
Service (12b-1) Fees

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Acquired Fund Fees and       0.01%      0.01%       0.01%      0.01%      0.01%

Expenses
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Other Expenses               0.19%      0.35%       0.22%      0.32%      0.04%

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Total Annual Operating       0.89%      1.80%       1.67%      1.27%      0.49%
Expenses

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. For the
Fund's fiscal year ended December 31, 2007, the transfer agent fees did not exceed the expense limitation described above. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by 0.01% of average daily net assets.  Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so the total expenses, as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for Class A shares; 1.65% for Class B and
Class C shares, respectively; 1.15% for Class N shares and 0.65% for Class Y shares.  The Manager's voluntary undertakings to waive fees and/or reimburse expenses may be amended or withdrawn at any time without notice to shareholders.

The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.  Pursuant to this waiver, for the fiscal year ended December 31, 2007, the Manager waived fees or reimbursed Fund expenses totaling 0.01% for each share class.

After all waivers, reimbursements and credits, the actual "Other Expenses"
and "Total Annual Operating Expenses" for each class as a percentage of average daily net assets were 0.18% and 0.87% for Class A shares, 0.20% and
1.64% for Class B shares, 0.20% and 1.64% for Class C shares, and 0.20% and
1.14% for the Class N shares, and 0.03% and 0.47% for Class Y shares.

1.    A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See "How to Buy Shares" for details.
2.    Applies to redemptions in the first year after purchase.  The contingent deferred  sales charge  gradually  declines  from 5% to 1% during years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
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Class A Shares                    $562          $747          $947       $1,524

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Class B Shares                    $685          $871        $1,183      $1,668*

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--------------------------------------------------------------------------------

Class C Shares                    $271          $531          $915       $1,992

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--------------------------------------------------------------------------------

Class N Shares                    $230          $405          $701       $1,543

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Class Y Shares                     $50          $158          $275         $617

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $562          $747          $947       $1,524

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $185          $571          $983      $1,668*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $171          $531          $915       $1,992

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                    $130          $405          $701       $1,543

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares                     $50          $158          $275         $617

--------------------------------------------------------------------------------
 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges. There is no sales charge on Class Y shares.
   *  Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and any income they may pay can occur at any time. The share price and yield of the
Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

      In selecting debt securities and evaluating their yield potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting an issuer as well. The debt securities the Fund buys may be rated by nationally recognized rating organizations such as Moody's Investors Service or Standard
& Poor's Rating Services, or they may be unrated securities assigned an equivalent rating by the Manager. "Investment-grade" rated securities are those in the four highest rating categories of national ratings organizations. A description of those ratings definitions is included in
Appendix A to the Statement of Additional Information.
U.S. Government Securities. Not all of the U.S. government securities the

      Fund buys are backed by the full faith and credit of the U.S.
      government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury.
      Others are backed only by the credit of the instrumentality. All of these different types of securities described below are generally referred to as "U.S. government securities" in this prospectus.

o     U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
      Treasury bonds (having maturities of more than ten years when issued).
      Treasury securities are backed by the full faith and credit of the
      United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been
      "stripped" of their coupons and zero-coupon securities described below.
o     Obligations Issued or Guaranteed by U.S. Government Agencies or
      Instrumentalities. These include direct obligations and
      mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
      Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
      Association bonds ("Fannie Maes") and Federal Home Loan Mortgage
      Corporation obligations ("Freddie Macs").
o     Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.
      They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
      The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities. CMOs and other types of mortgage-related securities may be considered to be derivative investments.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund's share prices.
Other Debt Securities. While the Fund invests primarily in investment-grade debt securities, it is not required to dispose of debt securities that fall below investment grade after the Fund buys them. However, the portfolio managers will monitor those holdings to determine whether the
      Fund should sell them. While securities rated "Baa" by Moody's or "BBB"
      by S&P are considered "investment grade," they have some speculative characteristics.

      While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than
      investment-grade securities. There may be less of a market for them and therefore they may be harder to value and sell at an acceptable price.
      These risks can reduce the Fund's share prices and the income it earns.
The Fund's Portfolio "Duration" Strategy. The "maturity" of a security (the date when its principal repayment is due) differs from effective duration, which attempts to measure the expected volatility of a security's price.

      The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis, to try to maintain an average effective duration of its portfolio of three to six years under normal market conditions (that is, when financial markets are not in an unstable or volatile state). However, duration cannot be relied on as an exact prediction of future volatility. There can be no assurance that the
      Fund will achieve its targeted portfolio duration at all times.

      Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities. Therefore, duration can be affected by unexpected economic events or conditions relating to a particular security. In the case of CMOs, duration calculations are based on historic rates of prepayments of underlying mortgages. If the mortgages underlying the Fund's investments are prepaid more rapidly or more slowly than expected, the duration calculation for that security may not be correct.
Foreign Securities. The Fund typically invests a portion of its assets in foreign debt securities. The Fund can buy debt securities issued by foreign governments or companies. The Fund can buy securities of governments and companies in both developed markets and emerging markets. Debt securities issued or guaranteed by a foreign government or its agencies might not be backed by the "full faith and credit" of the government.

      The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. However, the Fund may not invest more than
      20% of its net assets in foreign debt securities. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.
o     Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
      dollar value of securities denominated in that foreign currency.
      Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that
      U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign securities to fall and therefore could depress the Fund's share prices.

      Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE")
      that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

Special Risks of Emerging Markets. The Fund can buy securities in emerging and developing markets, which present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the sale proceeds of a security on a timely basis.

      Emerging markets might have less developed trading markets and exchanges, and less developed legal and accounting systems. Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.
      Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than securities of issuers in the U.S. and other developed countries and may be very speculative.

Derivative Investments and Strategies. The Fund can invest in a number of different kinds of "derivative" investments to manage investment risk or to seek higher investment returns. In the broadest sense, option contracts, futures contracts, forward contracts, swap contracts, interest-only and principal-only securities, structured notes, asset-backed securities, and CMOs may be considered "derivative investments."

Hedging. The Fund may use derivative investments to hedge against other portfolio investments or risks in the Fund's portfolio. These are
      referred to as "hedging instruments." o    The Fund could buy and sell

   hedging instruments for a number of purposes. It might hedge to try to manage its exposure to changing securities prices, to establish a position in the market as a temporary substitute for purchasing individual securities, or to manage its exposure to changing interest rates. Buying futures and call options would tend to increase the Fund's exposure to the securities markets. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

   There are also special risks in particular hedging strategies. If the
   Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return, possibly substantially. For example, when the Fund writes a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The Fund could also experience losses if the prices of its futures and options positions were not properly correlated with the hedged investment or if it could not close out a position because of an illiquid market. Other hedging strategies (for example, options transactions) involve the payment of premiums and can increase portfolio turnover.

o     Credit Default Swaps.  The Fund may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The terms of the instrument are generally negotiated by the Fund and the swap counterparty.

   If the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty.  If a credit event occurs, the Fund will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds.  If the Fund sells credit protection using a credit default swap, the Fund will receive fixed payments from the counterparty.  If a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount.

   Credit default swaps are subject to counterparty credit risk (if the counterparty fails to meet its obligations).  They are subject to the risk that the Fund will not properly assess the cost of the instrument.  If the
   Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds.  If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

o     "Structured" Notes. The Fund can buy "structured" notes, which are specially designed derivative debt investments whose payments of principal or interest payments are linked to the value of a security, interest rate, index (such as a currency or securities index), asset or other economic variable. The terms of the instrument may be "structured" by the purchaser
   (the Fund) and the borrower issuing the note.

   The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying index, security or other variable. They are subject to both credit and interest rate risks, and the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying index, security or other variable does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment at an acceptable price.

o     Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.  Neither the
   Fund nor the Manager selects the loans or other assets that are included in the pools or the collateral backing those pools.

Portfolio Turnover. The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). However, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this prospectus or the
Statement of Additional Information says that it is. The Fund's policy to invest at least 80% of its net assets (plus borrowings) in investment grade bonds is not a fundamental policy; however, it cannot be changed without 60 days, prior notice to shareholders.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Forward Rolls. The Fund may enter into "forward rolls" (also referred to as
      "mortgage dollar rolls") transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a
      mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.

      During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
      Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.

Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. They may be securities issued by the U.S. government or private issuers. "Stripped" securities are the separate income or principal components of a debt security.
      Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the cash currently. Stripped securities are particularly sensitive to changes in interest rates.

      The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to value or to sell its holdings at an acceptable price.

Preferred Stock. Unlike common stock, preferred stock typically has a stated
      dividend rate. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

Private-Issuer Securities. The Fund can invest in securities issued by private issuers that do not offer the credit backing of the U.S.
      government. These include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers or special trusts. The Fund can buy other types of asset-backed securities collateralized by loans or other assets or receivables. Private-issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks discussed above). There is the risk that private issuers may not make timely payment of interest or repay principal when due, although in some cases those payment obligations may be supported by insurance or guarantees.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Short-Term Debt Securities. The Fund can buy high-quality, short-term money market instruments, including obligations of the U.S. Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper, which are short-term, negotiable promissory notes of companies.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can
      invest its free cash balances in Class E shares of Oppenheimer
      Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market
      Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer
      Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the
      Investment Company Act of 1940, as amended and is part of the
      Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the
      U.S. government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market
      Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of
      Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the
      Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

Investments by "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain Oppenheimer funds that act as "funds of funds."
      The Fund's Board of Trustees has approved making the Fund's shares available as an investment for those funds. From time to time, those funds of funds may invest significant portions of their assets in shares of the Fund, and may own a significant amount of the Fund's outstanding shares or outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investments in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are
      There Limitations on Frequent Purchases, Redemptions and Exchanges?" in
      this prospectus.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally the Fund would invest in shares of Oppenheimer
      Institutional Money Market Fund or in the types of money market instruments described above or in other short-term U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of
      Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with Securities Lending Guidelines approved by the Fund's
      Board. The Fund has entered into a securities lending agreement with
      JPMorgan Chase Bank, N.A. for that purpose. Under the agreement, the
      Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Securities Lending Guidelines and applicable government regulations. JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested.
      If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the collateral decreases.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $240 billion in assets as of March 31, 2008, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee, calculated on the daily net assets of the
      Fund, at an annual rate that declines on additional assets as the Fund grows: 0.50% of the first $1 billion of average annual net assets of the Fund and 0.35% of average annual net assets in excess of $1 billion. Prior to March 27, 2006, the following advisory fees were in place: 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion. The
      Fund's management fee for its last fiscal year ended December 31, 2007 was 0.44% of average annual net assets for each class of shares.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
      Annual Report to shareholders for the year ended December 31, 2007.

Portfolio Managers.  The Fund's portfolio is managed by a team of investment professionals including Angelo Manioudakis, Benjamin J. Gord, Geoffrey
     Caan, Antulio N. Bomfim, and Thomas Swaney, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Manioudakis has been a Vice President and portfolio manager of the
     Fund since April 2002, and a Senior Vice President of the Manager and of
     HarbourView Asset Management Corporation since April 2002. He has been a
     Senior Vice President of OFI Institutional Asset Management, Inc. since
     June 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Manioudakis was
     Executive Director and portfolio manager for Miller, Anderson &
     Sherrerd, a division of Morgan Stanley Investment Management from August
     1993 through April 2002.

     Mr. Gord has been a Vice President and portfolio manager of the Fund and a Vice President of the Manager since April 2002.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.
     Mr. Gord was an Executive Director and a senior fixed income analyst at
     Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
     Management from April 1992 through March 2002.

     Mr. Caan has been a Vice President and portfolio manager of the Fund and a Vice President of the Manager since August 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.
     Mr. Caan was a Vice President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments
     from January 1999 through June 2002.

     Mr. Bomfim has been a Vice President and portfolio manager of the Fund and a Vice President of the Manager since October 2003.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.
     Mr. Bomfim was a Senior Economist at the Board of Governors of the
     Federal Reserve System from June 1992 to October 2003.

     Mr. Swaney has been a portfolio manager of the Fund and a Vice President of the Manager since April 2006.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Swaney was a senior analyst of the Manager's High Grade Investment Team from June
     2002 to March 2006.  Prior to joining the Manager in June 2002, Mr.
     Swaney was a senior fixed income analyst at Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from May 1998 through
     May 2002.

     The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
      N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

o     The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
      In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
      The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage"
      describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class
      C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Also, checkwriting is not available on Class Y accounts or accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
                          Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             3.75%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             2.75%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor or financial intermediary when purchasing shares or the Transfer
Agent or financial intermediary when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of shares you or your spouse currently own or purchases you are currently making to the value of your Class A share purchase. You may count Class A, Class B and
      Class C shares of the Fund and other Oppenheimer funds and Class A,
      Class B, Class C, Class G and Class H units in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program
      Manager or Program Distributor. Your Class A shares of Oppenheimer
      Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs, 403(b) plans and advisor sold Section 529 plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K Plans for the benefit of a sole proprietor).

If you are buying shares  directly from the Fund, you must inform the  Distributor of your  eligibility  and  holdings  at the  time of your  purchase  in  order  to qualify  for the Right of  Accumulation.  If you are buying  shares  through  your financial  intermediary you must notify your  intermediary of your eligibility for the  Right of  Accumulation  at the time of your  purchase.  You must  notify  the
Distributor or your financial intermediary of any qualifying 529 plan holdings.

To count  eligible  shares held in accounts at other  firms,  you may be requested to provide  the  Distributor  or your  financial  intermediary  with a copy of all
account   statements   showing  current  holdings  of  the  Fund,  other  eligible
Oppenheimer  funds or  qualifying  529 plans,  as  described  above.  To determine which Class A sales  charge rate you qualify  for on your  current  purchase,  the
Distributor  or  intermediary  through which you are buying shares will  calculate the value of your eligible shares based on their current offering price.
      o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class
      H unit purchases in advisor sold Section 529 plans, for which the
      Manager or Distributor serves as the Program Manager or Program
      Distributor over a 13-month period. Purchases of Class N shares or
      Class Y shares, purchases made by reinvestment of dividends or capital gains distributions, purchases of Class A shares under the
      "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
      Reserves on which a sales charge has not been paid, will not be counted as "qualified purchases" for satisfying the terms of a Letter. You must notify the Distributor or your financial intermediary of any qualifying
      529 plan holdings.

      The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during the 13-month period. If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's
      Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to these purchases.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent or financial intermediary to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege. Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors
         (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in
         Appendix C to the Statement of Additional Information. The Fund's
         Statement of Additional Information may be ordered by calling
         1.800.225.5677 or may be accessed through the OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To,"
         follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund
         Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
contingent deferred sales charge if they are redeemed within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below).
That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of
Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

         o  Class A Purchases by Certain Retirement Plans. There is no
         initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that have $1 million or more in plan assets or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. There is no contingent deferred sales charge on redemptions of any group retirement plan shares purchased after
         March 1, 2007, or certain retirement plan shares offered through banks, broker-dealers, financial advisors, insurance companies or recordkeepers.

         Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans prior to
         March 1, 2007 will continue to be subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase.
         Beginning March 1, 2007, the Distributor will not pay a concession on new share purchases by retirement plans (except plans that have
         $5 million or more in plan assets) and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. For shares purchased prior to March 1, 2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. Effective March
         1, 2007, the concession for grandfathered retirement accounts is
         0.25%.

         For retirement plans that have $5 million or more in plan assets within the first six months from the time the account was
         established, the Distributor may pay dealers of record concessions equal to 0.25% of the purchase price of Class A shares from its own resources at the time of sale. Those payments are subject to certain exceptions described in "Retirement Plans" in the Statement of
         Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
       Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.25%
       of the average annual net assets of Class A shares of the Fund. The
       Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the
      Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after
      March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds
      Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse
      FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, by telephone or on the internet. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement,
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for Class Y accounts or accounts holding shares that are subject to a contingent deferred sales charge.
o     Checkwriting privileges are not available for shares that are held in a retirement account.

   All checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including existing checks that indicate a $100 minimum.

o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

   Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

 Use the following address for regular
                 mail:
       OppenheimerFunds Services
             P.O. Box 5270
         Denver, Colorado 80217
        Use one of the following addresses for courier or
                          express mail:
      Prior to October 10, 2008:   On or after October 10,
                                            2008:
      OppenheimerFunds Services   OppenheimerFunds Services
       10200 East Girard Avenue    12100 East Iliff Avenue
              Building D                  Suite 300
        Denver, Colorado 80231      Aurora, Colorado 80014

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You  can  find a list  of  the  Oppenheimer  funds  that  are  currently available for exchanges in the Statement of Additional  Information or you can
obtain a list by  calling  a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC) is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer fund.  However, if you exchange your shares during the  applicable  CDSC holding  period,  the holding  period  will  carry  over  to  the  fund  shares  that  you  acquire.
Similarly,  if you  acquire  shares  of the Fund in  exchange  for  shares  of another  Oppenheimer  fund that are  subject to a CDSC  holding  period,  that holding  period will carry over to the acquired  shares of the Fund. In either of  these  situations,  a CDSC  may be  imposed  if the  acquired  shares  are redeemed  before  the end of the  CDSC  holding  period  that  applied  to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends monthly. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for shares. Dividends and distributions paid to Class A and
Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and
Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      Oppenheimer fund, if that fund is available for exchanges and if you have an account established in that fund.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.24     $   10.44     $   10.38     $   10.14
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .50 1         .47 1         .42 1         .38 1         .35
Net realized and unrealized gain (loss)                (.05)          .01          (.18)          .12           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .45           .48           .24           .50           .59
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.39)         (.49)         (.44)         (.44)         (.35)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.50)         (.49)         (.44)         (.44)         (.35)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.18     $   10.23     $   10.24     $   10.44     $   10.38
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.49%         4.84%         2.35%         4.90%         5.87%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 954,825     $ 670,012     $ 488,889     $ 344,205     $ 382,966
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 779,234     $ 566,159     $ 423,182     $ 353,046     $ 382,420
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.89%         4.66%         4.12%         3.63%         3.39%
Total expenses                                         0.88% 4       0.96% 4       1.06%         1.10%         1.10%
Expenses after waivers, payments and/or
reimbursements and reduction to custodian expenses     0.87%         0.90%         0.90%         0.93%         1.10%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1.   Per share amounts calculated based on the average shares outstanding during the period.

2.   Assumes  an  investment  on the  business  day  before the first day of the
     fiscal  period,   with  all  dividends  and  distributions   reinvested  in
     additional shares on the reinvestment date, and redemption at the net asset value  calculated  on the last  business  day of the fiscal  period.  Sales charges  are not  reflected  in the total  returns.  Total  returns are not annualized for periods less than one full year.  Returns do not reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.

3. Annualized for periods less than one full year.

4.   Total expenses  including  indirect  expenses from  affiliated fund were as follows:

   Year Ended December 31, 2007                 0.89%
   Year Ended December 31, 2006                 0.96%

5.   The portfolio  turnover rate excludes  purchase and sale transactions of To
     Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

CLASS B   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.23     $   10.44     $   10.37     $   10.13
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .42 1         .40 1         .35 1         .30 1         .27
Net realized and unrealized gain (loss)                (.06)          .01          (.20)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .36           .41           .15           .43           .51
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.41)         (.36)         (.36)         (.27)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.42)         (.41)         (.36)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.17     $   10.23     $   10.23     $   10.44     $   10.37
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%         4.17%         1.50%         4.21%         5.05%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  99,282     $ 116,230     $ 125,069     $ 148,445     $ 197,774
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 106,727     $ 118,240     $ 135,296     $ 167,685     $ 216,853
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.13%         3.92%         3.37%         2.86%         2.61%
Total expenses                                         1.79% 4       1.86% 4       1.91%         1.91%         1.87%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.64%         1.65%         1.65%         1.69%         1.87%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1.   Per share amounts calculated based on the average shares outstanding during the period.

2.   Assumes  an  investment  on the  business  day  before the first day of the
     fiscal  period,   with  all  dividends  and  distributions   reinvested  in
     additional shares on the reinvestment date, and redemption at the net asset value  calculated  on the last  business  day of the fiscal  period.  Sales charges  are not  reflected  in the total  returns.  Total  returns are not annualized for periods less than one full year.  Returns do not reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.

3. Annualized for periods less than one full year.

4.   Total expenses  including  indirect  expenses from  affiliated fund were as follows:

   Year Ended December 31, 2007                 1.80%
   Year Ended December 31, 2006                 1.86%

5.   The portfolio  turnover rate excludes  purchase and sale transactions of To
     Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.24     $   10.24     $   10.45     $   10.39     $   10.14
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .42 1         .40 1         .35 1         .30 1         .27
Net realized and unrealized gain (loss)                (.06)          .01          (.20)          .12           .25
                                                  ------------------------------------------------------------------
Total from investment operations                        .36           .41           .15           .42           .52
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.41)         (.36)         (.36)         (.27)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.42)         (.41)         (.36)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.18     $   10.24     $   10.24     $   10.45     $   10.39
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%         4.16%         1.49%         4.12%         5.18%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 194,071     $ 149,440     $ 109,207     $  84,696     $  90,583
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 172,144     $ 126,593     $  94,742     $  86,020     $  96,361
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.12%         3.92%         3.37%         2.87%         2.64%
Total expenses                                         1.66% 4       1.76% 4       1.86%         1.87%         1.84%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.64%         1.65%         1.65%         1.68%         1.84%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1.   Per share amounts calculated based on the average shares outstanding during the period.

2.   Assumes  an  investment  on the  business  day  before the first day of the
     fiscal  period,   with  all  dividends  and  distributions   reinvested  in
     additional shares on the reinvestment date, and redemption at the net asset value  calculated  on the last  business  day of the fiscal  period.  Sales charges  are not  reflected  in the total  returns.  Total  returns are not annualized for periods less than one full year.  Returns do not reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.

3.   Annualized for periods less than one full year.

4.   Total expenses  including  indirect  expenses from  affiliated fund were as follows:

   Year Ended December 31, 2007                 1.67%
   Year Ended December 31, 2006                 1.76%

5.   The portfolio  turnover rate excludes  purchase and sale transactions of To
     Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

CLASS N   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.23     $   10.44     $   10.37     $   10.13
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .47 1         .45 1         .40 1         .35 1         .31
Net realized and unrealized gain (loss)                (.06)          .01          (.19)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                       (.36)          .46           .21           .48           .55
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.36)         (.46)         (.42)         (.41)         (.31)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.47)         (.46)         (.42)         (.41)         (.31)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.17     $   10.23     $   10.23     $   10.44     $   10.37
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.11%         4.68%         1.99%         4.71%         5.51%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  84,017     $  58,232     $  35,836     $  25,580     $  17,732
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  70,555     $  46,672     $  30,274     $  21,411     $  15,338
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.62%         4.42%         3.87%         3.38%         3.03%
Total expenses                                         1.26% 4       1.35% 4       1.47%         1.51%         1.50%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.14%         1.15%         1.15%         1.20%         1.44%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1.   Per share amounts calculated based on the average shares outstanding during the period.

2.   Assumes  an  investment  on the  business  day  before the first day of the
     fiscal  period,   with  all  dividends  and  distributions   reinvested  in
     additional shares on he reinvestment  date, and redemption at the net asset value  calculated  on the last  business  day of the fiscal  period.  Sales charges  are not  reflected  in the total  returns.  Total  returns are not annualized for periods less than one full year.  Returns do not reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.

3.   Annualized for periods less than one full year.

4.   Total expenses  including  indirect  expenses from  affiliated fund were as follows:

   Year Ended December 31, 2007                 1.27%
   Year Ended December 31, 2006                 1.35%

5.   The portfolio  turnover rate excludes  purchase and sale transactions of To
     Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.22     $   10.22     $   10.43     $   10.36     $   10.12
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .53 1         .51 1         .45 1         .41 1         .39
Net realized and unrealized gain (loss)                (.05)          .01          (.19)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .48           .52           .26           .54           .63
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.43)         (.52)         (.47)         (.47)         (.39)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.54)         (.52)         (.47)         (.47)         (.39)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.16     $   10.22     $   10.22     $   10.43     $   10.36
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.80%         5.29%         2.50%         5.30%         6.35%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 824,678     $ 435,311     $ 171,323     $  38,190     $  43,215
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 617,403     $ 309,558     $  91,172     $  45,333     $  38,398
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.28%         5.03%         4.39%         3.92%         3.80%
Total expenses                                         0.48% 4       0.55% 4       0.76%         0.64%         0.63%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     0.47%         0.55%         0.65%         0.64%         0.63%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5       111%

1.   Per share amounts calculated based on the average shares outstanding during the period.

2.   Assumes  an  investment  on the  business  day  before the first day of the
     fiscal  period,   with  all  dividends  and  distributions   reinvested  in
     additional shares on the reinvestment date, and redemption at the net asset value  calculated  on the last  business  day of the fiscal  period.  Sales charges  are not  reflected  in the total  returns.  Total  returns are not annualized for periods less than one full year.  Returns do not reflect the deduction of taxes that a shareholder  would pay on fund  distributions  or the redemption of fund shares.

3. Annualized for periods less than one full year.

4.   Total expenses  including  indirect  expenses from  affiliated fund were as follows:

   Year Ended December 31, 2007 0.49%
   Year Ended December 31, 2006 0.55%

5.   The portfolio  turnover rate excludes  purchase and sale transactions of To
     Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

INFORMATION AND SERVICES

For More Information on Oppenheimer Core Bond Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission 's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-3420

PR0285.001.0408
Printed on recycled paper

                          Appendix to Prospectus of
                          Oppenheimer Core Bond Fund

      Graphic material included in the Prospectus of Oppenheimer Core Bond
Fund (the "Fund") under the heading "Annual Total Returns (Class A) (as of
12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

      -----------------------------------------------
        Calendar Year Ended    Annual Total Returns
      -----------------------------------------------
      -----------------------------------------------

      -----------------------------------------------
      -----------------------------------------------
             12/31/98                 5.61%
      -----------------------------------------------
      -----------------------------------------------
             12/31/99                 -1.65%
      -----------------------------------------------
      -----------------------------------------------
             12/31/00                 5.80%
      -----------------------------------------------
      -----------------------------------------------
             12/31/01                 7.05%
      -----------------------------------------------
      -----------------------------------------------
             12/31/02                 10.06%
      -----------------------------------------------
      -----------------------------------------------
             12/31/03                 5.87%
      -----------------------------------------------
      -----------------------------------------------
             12/31/04                 4.90%
      -----------------------------------------------
      -----------------------------------------------
             12/31/05                 2.35%
      -----------------------------------------------
      -----------------------------------------------
             12/31/06                 4.84%
      -----------------------------------------------
      -----------------------------------------------

             12/31/07                 4.49%

      -----------------------------------------------

Oppenheimer Core Bond Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated April 29, 2008

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated April 29, 2008. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

About Your Account

Financial Information About the Fund

                                      37
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the "Manager"), can select for the Fund.
Additional information is also provided about the strategies that the Fund may use to try to achieve its objectives.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of non-governmental issues, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business
(and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign issuers, the Manager may consider general economic conditions, the conditions of a particular country's economy in relation to the U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets (as well as their liquidity) and other factors.

|X|   Debt Securities. The Fund can invest in a variety of debt securities to seek its objective. Foreign debt securities are subject to the risks of foreign securities described below. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o     Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's investments primarily are investment-grade debt securities and U.S. government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories. Investment-grade bonds are bonds rated at least "Baa" by Moody's
Investors Service, Inc., or at least "BBB" by Standard & Poor's Rating
Service or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization. The Fund can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o     Credit Derivatives. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. The
Fund may take a short position in the credit default swap (also known as
"buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

            The Fund would take a short position in a credit default swap
(the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the Fund takes a short position in the credit default swap, and there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If the Fund takes a long position in the credit default swap note, and there is a credit event, the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     Special Risks of Lower-Grade Debt Securities. The Fund can invest in lower-grade debt securities. Because lower-grade securities tend to offer higher yields than investment-grade securities, the Fund might invest in lower-grade securities if the Manager is trying to achieve higher income.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Fitch, Inc. or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the
Prospectus and in this SAI.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics. Definitions of the debt security ratings categories of
Moody's, Standard & Poor's, and Fitch, Inc. are included in Appendix A to this SAI.

      |X|   Duration of the Fund's Portfolio. The Fund can invest in debt securities of any maturity or duration but currently seeks to maintain a dollar-weighted average effective portfolio duration of three to six years.
The goal is to try to manage the sensitivity of the Fund's portfolio to changes in interest rates, and in doing so to manage the volatility of the
Fund's share prices in response to those changes. However, unanticipated events may change the effective duration of a security after the Fund buys it, and there can be no assurance that the Fund will achieve its targeted duration at all times.

      The Manager determines the effective duration of debt obligations purchased by the Fund considering various factors that apply to a particular type of debt obligation, including those described below. Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security's yield, coupon interest payments, final maturity and call features.

      While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security's payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage-related security, when the interest payments are expected to be received). Duration calculations weigh them by the present value of the cash to be received at each future point in time. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

      Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest or the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

      Futures, options and options on futures in general have durations that are closely related to the duration of the securities that underlie them.
Holding long futures positions or call option positions (backed by liquid assets) will tend to lengthen the portfolio's duration.

      In some cases the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years. However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In the case of mortgage pass-through securities, the stated final maturity of the security is typically 30 years, but current rates or prepayments are more important to determine the security's interest rate exposure. In these and other similar situations, the Manager will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors (such as historical prepayment rates) in determining the Fund's effective duration.

|X|   Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the Fund's sensitivity to interest rate changes would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

o     Collateralized Mortgage Obligations. Collateralized mortgage obligations or "CMOs," are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Government National
                Mortgage Association (Ginnie Mae), Fannie Mae, or Freddie
                Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
                Administration or guaranteed by the Department of Veterans'
                Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

|X|   U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of
U.S. government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

o     U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and
Treasury bonds (which have maturities of more than ten years when issued).
Treasury securities are backed by the full faith and credit of the United
States as to timely payments of interest and repayments of principal. Other
U.S. Treasury obligations the Fund can buy include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S.
Treasury securities described below, and Treasury Inflation-Protection
Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Fund can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price
Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes") and Federal Home
Loan Mortgage Corporation obligations ("Freddie Macs").

o     Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The
Fund can have significant amounts of its assets invested in mortgage-related
U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the
Fund's yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

o     Commercial (Privately-Issued) Mortgage Related Securities. The Fund can
invest in commercial mortgage-related securities issued by private entities.
Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

|X|   Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. These securities are subject to prepayment risks and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

|X|   Participation Interests. The Fund can invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan.  The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|   Foreign Securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World Bank. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S.
companies are also considered to be "foreign securities." The Fund expects to have investments in foreign securities as part of its normal investment strategy.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      American Depository Receipts ("ADR") facilities may be either
"sponsored" or "un-sponsored." While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of
ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer. Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the
ADR holder. The sponsored agreement also allocates fees among the parties.
Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Foreign Debt Obligations. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and
Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S.
dollar could result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

o     Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency devaluation, or currency control regulations
              (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
              U.S.;
o     less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The
Manager will consider these factors when evaluating securities in these markets, and the Fund currently does not expect to invest a substantial portion of its assets in emerging markets.

|X|   Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal
Revenue Code ("IRC")ss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act") the Fund may also invest in foreign mutual funds which are also deemed PFIC's (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFIC's may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Zero-Coupon Securities. The Fund can buy zero-coupon and
delayed-interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The Fund can buy different types of zero-coupon or stripped securities, including, among others, foreign debt securities and
U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   "Stripped" Mortgage-Related Securities. The Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.

|X|   Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      Step-coupon bonds have a coupon interest rate that changes periodically during the life of the security on predetermined dates that are set when the security is issued.

|X|   "When-Issued" and "Delayed-Delivery" Transactions. The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Fund may engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time the obligation is entered into. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The
Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity)
at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

|X|   Investments in Equity Securities. Under normal market conditions the
Fund can invest a portion of assets in common stocks, preferred stocks, warrants (which might be acquired as part of a "unit" of securities that includes debt securities) and convertible debt securities, which in some cases are considered "equity equivalents." However, it does not currently anticipate investing significant amounts of its assets in equity securities as part of its normal investment strategy. Certain equity securities may be selected because they may provide dividend income.

o     Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

      The Fund can invest in securities of large companies and mid-size companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

o     Convertible Securities. While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as
"equity equivalents." As a result, the rating assigned to the security might have less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. Convertible debt securities are subject to the credit risks and interest rate risks described above in "Debt Securities."

            The value of a convertible security is a function of its
"investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.
In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
            (considering the effect of conversion of the convertible
            securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
            appreciation in the price of the issuer's common stock.

|X|   Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.
Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|X|   Preferred Stocks. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

|X|   Loans of Portfolio Securities.  The Fund may lend its portfolio securities pursuant to Securities Lending Guidelines approved by the Fund's
Board of Trustees. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's net assets.

      The Fund has entered into a Securities Lending Agreement (the
"Securities Lending Agreement") with JPMorgan Chase Bank, N.A.. ("JPMorgan
Chase") Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JP
Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JP Morgan Chase and the Fund. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice.

      Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

      There are some risks in connection with securities lending, including a delay in receiving additional collateral from the borrower to secure a loan or a delay in recovering the loaned securities if the borrower defaults. JP
Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the collateral decreases.

|X|   Money Market Instruments. The following is a brief description of the types of the U.S. dollar denominated money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

o     U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities, described above.

o     Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be:
            o obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o     obligations of a foreign bank with total assets of at least U.S. $1 billion.

|X|   "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit
Insurance Corporation.

o     Commercial Paper. The Fund can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

      If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o     Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed.
The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.
The borrower may prepay up to the full amount of the note without penalty.
These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.

|X|   Derivatives. The Fund can invest in a variety of derivative investments for speculative (seeking higher returns) or hedging (managing investment risk) purposes. Some derivative investments the Fund can use are the hedging instruments described below in this SAI.

      Among the derivative investments the Fund can invest in are
"index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index.
Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

|X|   Hedging. The Fund can use hedging instruments although it is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the
Fund could:

o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o     buy futures, or
o     buy calls on futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based bond or other security indices (these are referred to as
"financial futures"), (2) commodities (these are referred to as "commodity futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts"), (5) an individual stock ("single stock futures") and (6) bond indices (these are referred to as "bond index futures").

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities.
A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on it books an equivalent dollar amount of liquid assets. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future.
Because of this asset coverage requirement, in no circumstances would the
Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options. The Fund can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

o     Buying and Selling Options on Foreign Currencies. The Fund can buy and
sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying liquid assets on its books having a value equal to its obligation under the option.

o     Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund may also use "cross-hedging"
where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.
      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. Also, the Fund will identify on its book liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o     Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund expects to have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover may result in higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue
Code.

|X|   Temporary Defensive and Interim Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the
Fund's principal investment strategies. Generally, they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. Government securities, or repurchase agreements. They could include other investment-grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of seeking total return.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

|X|   The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     The Fund cannot concentrate its investments (that means it cannot invest 25% or more of its total assets) in any one industry. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Fund cannot invest in real estate or real estate mortgage loans.
However, the Fund can purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o     The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has an additional operating policy that is not
"fundamental," and which can be changed by the Board of Trustees without shareholder approval:

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of
            Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com (select the Fund's name under the "View
            Fund Information for:" menu) with a 15-day lag. The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

    Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;

o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,

o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and

o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
            Industry Regulatory Authority ("FINRA"), state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

    Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Fund has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

                                      62

ABG Securities               Fortis Securities        Nomura Securities
ABN AMRO                     Fox-Pitt, Kelton         Oppenheimer & Co.
AG Edwards                   Friedman, Billing,       Oscar Gruss

                             Ramsey

Allen & Co                   Gabelli                  OTA
American Technology Research Garp Research            Pacific Crest Securities
Auerbach Grayson             Gartner                  Piper Jaffray Inc.
Avondale                     George K Baum & Co.      Portales Partners
Banc of America Securities   Goldman Sachs            Punk Ziegel & Co
Barra                        Howard Weil              Raymond James
BB&T                         HSBC                     RBC
Bear Stearns                 ISI Group                Reuters
Belle Haven                  ITG                      RiskMetrics/ISS
Bloomberg                    Janco                    Robert W. Baird
BMO Capital Markets          Janney Montgomery        Roosevelt & Cross
BNP Paribas                  Jefferies                Russell
Brean Murray                 JMP Securities           Sandler O'Neil
Brown Brothers               JNK Securities           Sanford C. Bernstein
Buckingham Research Group    Johnson Rice & Co        Scotia Capital Markets
Canaccord Adams              JP Morgan Securities     Sidoti
Caris & Co.                  Kaufman Brothers         Simmons
CIBC World Markets           Keefe, Bruyette & Woods  Sander Morris Harris
Citigroup Global Markets     Keijser Securities       Societe Generale
CJS Securities               Kempen & Co. USA Inc.   Soleil Securities Group
Cleveland Research           Kepler Equities/Julius   Standard & Poors
                             Baer Sec
Cogent                       KeyBanc Capital Markets  Stanford Group
Collins Stewart              Lazard Freres & Co       State Street Bank
Cowen & Company              Leerink Swan             Stephens, Inc.
Craig-Hallum Capital Group   Lehman Brothers          Stifel Nicolaus
LLC
Credit Agricole Cheuvreux    Loop Capital Markets     Stone & Youngberg
N.A. Inc.
Credit Suisse                Louise Yamada Tech       Strategas Research
                             Research
Daiwa Securities             MainFirst Bank AG        Sungard
Davy                         Makinson Cowell US Ltd   Suntrust Robinson
                                                      Humphrey
Deutsche Bank Securities     McAdmas Wright           SWS Group
Dougherty Markets            Merrill Lynch            Think Equity Partners
Dowling                      Miller Tabak             Thomas Weisel Partners
Empirical Research           Mizuho Securities        Thomson Financial
Enskilda Securities          Moodys Research          UBS
Exane BNP Paribas            Morgan Stanley           Wachovia Securities
Factset                      Natexis Bleichroeder     Wedbush
Fidelity Capital Markets     Ned Davis Research Group Weeden
First Albany                 Needham & Co             William Blair
Fixed Income Securities

How the Fund is Managed

Organization  and  History The Fund,  a series of  Oppenheimer  Integrity  Funds
(referred to as the "Trust"), is an open-end,  diversified management investment company with an unlimited  number of authorized  shares of beneficial  interest.
The Trust was  established in 1982 as MassMutual  Liquid Assets Trust.  The Fund
was reorganized from a closed-end  investment  company called  MassMutual Income
Investors,  Inc. into a series of the Trust on April 15, 1988.  The Fund and the
Trust were originally  managed by Massachusetts  Mutual Life Insurance  Company, the Manager's indirect parent company. On March 29, 1991, the Manager became the
Fund's  investment  adviser,  and the  Trust  changed  its  name to  Oppenheimer
Integrity Funds. The Fund was then called Oppenheimer Investment Grade Bond Fund and changed its name to  Oppenheimer  Bond Fund on July 10, 1995. On January 21,
2005, the Fund changed its name from  Oppenheimer  Bond Fund to Oppenheimer Core
Bond Fund.

|X|  Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment  portfolio.  Only retirement  plans  may  purchase  Class N  shares.  Only  certain  institutional investors may purchase Class Y shares. Each class of shares:

o    has its own dividends and distributions,

o    pays certain expenses which may be different for the different classes,

o    will generally have a different net asset value,

o    will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and

o    votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required  to  hold,  and  does not plan to  hold,  regular  annual  meetings  of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an  express  disclaimer  of  shareholder  or  Trustee  liability  for the Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or
obligation   of  the  Fund  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any  dealings  with the Fund and that the  Trustees shall have no personal  liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight  Committees.  The Fund is governed by a Board of
Trustees,  which is responsible  for  protecting  the interests of  shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested   persons"  under  the  Investment  Company  Act  (the  "Independent
Trustees").  The members of the Audit Committee are George C. Bowen  (Chairman),
Edward  L.Cameron,  Robert J.  Malone  and F.  William  Marshall,  Jr. The Audit
Committee held 5 meetings during the Fund's fiscal year ended December 31, 2007.
The Audit  Committee  furnishes  the Board with  recommendations  regarding  the selection of the Fund's  independent  registered  public  accounting  firm (also referred to as the  "independent  Auditors").  Other main functions of the Audit
Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i)  reviewing the scope and results of financial  statement  audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent Auditors
regarding  the  Fund's  internal  accounting  procedures  and  controls;   (iii)
reviewing reports from the Manager's  Internal Audit Department;  (iv) reviewing certain  reports from and meet  periodically  with the Funds'  Chief  Compliance
Officer;  (v)  maintaining a separate line of  communication  between the Fund's
independent   Auditors  and  the  Independent   Trustees;   (vi)  reviewing  the
independence of the Fund's  independent  Auditors;  and (vii)  pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the Manager.

     The members of the Review  Committee  are Sam Freedman  (Chairman),  Jon S.
Fossel,  Richard F. Grabish and Beverly L. Hamilton. The Review Committee held 4 meetings  during the Fund's  fiscal year ended  December 31,  2007.  Among other duties,  as set forth in the Review  Committee's  Charter,  the Review Committee
reports and makes  recommendations  to the Board concerning the fees paid to the
Fund's  transfer agent and the Manager and the services  provided to the Fund by the  transfer  agent and the  Manager.  The Review  Committee  also  reviews the adequacy of the Fund's Codes of Ethics,  the Fund's  investment  performance  as well as the  policies  and  procedures  adopted  by the Fund to comply  with the
Investment Company Act and other applicable law.

     The Governance Committee is comprised solely of Independent  Trustees.  The members of the  Governance  Committee are Robert J. Malone  (Chairman),  William
Armstrong,  Edward L. Cameron,  Beverly L. Hamilton and F. William Marshall, Jr.
The  Governance  Committee  held 3 meetings  during the Fund's fiscal year ended
December 31, 2007. The Governance  Committee has adopted a charter setting forth its duties and  responsibilities.  Among other duties, the Governance  Committee reviews and  oversees  the Fund's  governance  guidelines,  the  adequacy of the
Fund's Code of Ethics and the  nomination  of  Trustees,  including  Independent
Trustees.  The  Governance  Committee  has  adopted  a process  for  shareholder submission of nominees for board positions. Shareholders

may submit names of  Oppenheimer  individuals,  accompanied  Protected  Trust by
complete  and  properly  supported  resumes,  for  the  Governance   Committee's
consideration by mailing such information to the Governance Committee in care of the Fund. The Governance  Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole  discretion  to determine  which  candidates  for Trustees and  Independent
Trustees it will recommend to the Board and/or  shareholders and it may identify candidates other than those submitted by Shareholders.  The Governance Committee may, but need not, consider the advice and  recommendation of the Manager and/or its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Messrs.  Murphy and Grabish,  each of the Trustees is an Independent Trustee. All of the Trustees are also trustees or  directors  of the  following  Oppenheimer/Centennial  funds  (referred to as
"Board II Funds")  except for Mr.  Grabish,  who serves as Trustee  for only the following funds:  Centennial California Tax Exempt Trust,  Centennial Government
Trust,  Centennial  Money Market  Trust,  Centennial  New York Tax Exempt Trust,
Centennial   Tax  Exempt  Trust,   Oppenheimer   Core  Bond  Fund,   Oppenheimer
Limited-Term  Government Fund, Panorama Series Fund, Inc., Oppenheimer Principal
Protected Trust, Oppenheimer Principal Protected Trust II, Oppenheimer Principal
Protected  Trust  III,  Oppenheimer  Senior  Floating  Rate  Fund,   Oppenheimer
Portfolio Series Fixed Income Active Allocation Fund and Oppenheimer Master Loan
Fund, LLC:

Oppenheimer  Capital Income
Fund                                        Principal
Oppenheimer Cash Reserves   Oppenheimer     Principal
                            Protected Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Champion Income Fund           Trust III
Oppenheimer   Commodity   Strategy   Total Oppenheimer  Senior  Floating  Rate
Return Fund                                Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
Oppenheimer Master Loan Fund, LLC

                                           Centennial   New  York  Tax  Exempt

Oppenheimer Municipal Fund                 Trust
Oppenheimer Portfolio Series Fixed Income
Active Allocation Fund                     Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor. Present or former officers, directors, trustees and employees
(and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer
Class Y shares.

      Messrs. Bomfim, Caan, Gord, Manioudakis, Swaney, Gillespie, Murphy,
Petersen, Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and Ives,
who are officers of the Fund, hold the same offices with one or more of the other Board II Funds. As of April 4, 2008 the Trustees and officers of the
Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees
(nor any of their immediate family members) owns securities of either the
Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the
Distributor of the Board II Funds.

Biographical Information. The Trustees and officers, their positions with the
Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                    As of December 31, 2007

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William L.           President, Colorado Christian University           None     Over
Armstrong,           (since 2006); Chairman, Cherry Creek Mortgage               $100,000
Chairman of the      Company (since 1991), Chairman, Centennial
Board of Trustees    State Mortgage Company (since 1994),

since 2003, Trustee  Chairman, The El Paso Mortgage Company (since
since 1999           1993); Chairman, Ambassador Media Corporation
Age: 71              (since 1984); Chairman, Broadway Ventures
                     (since 1984); Director of Helmerich & Payne,
                     Inc. (oil and gas drilling/production
                     company) (since 1992), Campus Crusade for
                     Christ (non-profit) (since 1991); Former
                     Director, The Lynde and Harry Bradley
                     Foundation, Inc. (non-profit organization)
                     (2002-2006); former Chairman of: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (1995-2000), Frontier Real Estate,
                     Inc. (residential real estate brokerage)
                     (1994-2000) and Frontier Title (title
                     insurance agency) (1995-2000); former
                     Director of the following: UNUMProvident
                     (insurance company) (1991-2004), Storage
                     Technology Corporation (computer equipment
                     company) (1991-2003) and International Family
                     Entertainment (television channel)
                     (1992-1997); U.S. Senator (January
                     1979-January 1991). Oversees 39 portfolios in
                     the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

George C. Bowen,     Assistant Secretary and Director of            $10,001-50,00Over
Trustee since 2001   Centennial Asset Management Corporation                     $100,000
Age: 71              (December 1991-April 1999); President,
                     Treasurer and Director of Centennial Capital
                     Corporation (June 1989-April 1999); Chief
                     Executive Officer and Director of MultiSource
                     Services, Inc. (March 1996-April 1999); Mr.
                     Bowen held several positions with the Manager
                     and with subsidiary or affiliated companies
                     of the Manager (September 1987-April 1999).
                     Oversees 39 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Edward L. Cameron,   Member of The Life Guard of Mount Vernon           None     Over
Trustee since 2001   (George Washington historical site) (June                   $100,000
Age: 69              2000 - June 2006); Partner of
                     PricewaterhouseCoopers LLP (accounting firm)
                     (July 1974-June 1999); Chairman of Price
                     Waterhouse LLP Global Investment Management
                     Industry Services Group (financial services
                     firm) (July 1994-June 1998). Oversees 39
                     portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jon S. Fossel,       Director of UNUMProvident (insurance company)      None     Over
Trustee since 1990   (since June 2002); Director of Northwestern                 $100,000
Age: 66              Energy Corp. (public utility corporation)
                     (since November 2004); Director of P.R.
                     Pharmaceuticals (October 1999-October 2003);
                     Director of Rocky Mountain Elk Foundation
                     (non-profit organization) (February
                     1998-February 2003 and February 2005-February
                     2007); Chairman and Director (until October
                     1996) and President and Chief Executive
                     Officer (until October 1995) of the Manager;
                     President, Chief Executive Officer and
                     Director of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent holding
                     company of the Manager), Shareholders
                     Services, Inc. and Shareholder Financial
                     Services, Inc. (until October 1995). Oversees
                     39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director of Colorado UpLIFT (charitable            None     Over
Trustee since 1996   organization) (since September 1984). Mr.                   $100,000
Age: 67              Freedman held several positions with the
                     Manager and with subsidiary or affiliated
                     companies of the Manager (until October
                     1994). Oversees 39 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee of Monterey Institute for                  None     None
Trustee since 2002   International Studies (educational
Age: 61              organization) (since February 2000); Board
                     Member of Middlebury College (educational
                     organization) (since December 2005); Director
                     of The California Endowment (philanthropic
                     organization) (since April 2002); Director
                     (February 2002-2005) and Chairman of Trustees
                     (2006-2007) of the Community Hospital of
                     Monterey Peninsula; Director (October
                     1991-2005) and Vice Chairman (since 2006) of
                     American Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund); President of ARCO
                     Investment Management Company (February
                     1991-April 2000); Member of the investment
                     committees of The Rockefeller Foundation
                     (2001-2006) and The University of Michigan
                     (since 2000); Advisor at Credit Suisse First
                     Boston's Sprout venture capital unit (venture
                     capital fund) (1994-January 2005); Trustee of
                     MassMutual Institutional Funds (investment
                     company) (1996-June 2004); Trustee of MML
                     Series Investment Fund (investment company)
                     (April 1989-June 2004); Member of the
                     investment committee of Hartford Hospital
                     (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003). Oversees
                     39 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Board of Directors of Opera Foundation             None     Over
Trustee since 2002   (non-profit organization) (since March 2008);               $100,000
Age: 63              Director of Jones Knowledge, Inc. (since
                     2006); Director of Jones International
                     University (educational organization) (since
                     August 2005); Chairman, Chief Executive
                     Officer and Director of Steele Street Bank &
                     Trust (commercial banking) (since August
                     2003); Director of Colorado UpLIFT
                     (charitable organization) (since 1986);
                     Trustee of the Gallagher Family Foundation
                     (non-profit organization) (since 2000);
                     Former Chairman of U.S. Bank-Colorado
                     (subsidiary of U.S. Bancorp and formerly
                     Colorado National Bank) (July 1996-April
                     1999); Director of Commercial Assets, Inc.
                     (real estate investment trust) (1993-2000);
                     Director of Jones Knowledge, Inc. (2001-July
                     2004); and Director of U.S. Exploration, Inc.
                     (oil and gas exploration) (1997-February
                     2004). Oversees 39 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

F. William           Trustee of MassMutual Select Funds (formerly       None     Over
Marshall, Jr.,       MassMutual Institutional Funds) (investment                 $100,000
Trustee since 2001   company) (since 1996) and MML Series
Age: 65              Investment Fund (investment company) (since
                     1996); Trustee of Worcester Polytech
                     Institute (since 1985); Chairman (since 1994)
                     of the Investment Committee of the Worcester
                     Polytech Institute (private university);
                     President and Treasurer of the SIS Funds
                     (private charitable fund) (since January
                     1999); Chairman of SIS & Family Bank, F.S.B.
                     (formerly SIS Bank) (commercial bank)
                     (January 1999-July 1999); and Executive Vice
                     President of Peoples Heritage Financial
                     Group, Inc. (commercial bank) (January
                     1999-July 1999). Oversees 41 portfolios in
                     the OppenheimerFunds complex.*

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for SEC
   Form N-1A, for purposes of this section only, MassMutual Select Funds and
   MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      The address of Mr. Grabish is 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Mr. Grabish serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Grabish is an "Interested
Trustee" because of his prior affiliation with A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Trust.

--------------------------------------------------------------------------------------------

                                    Interested Trustee

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

Name, Position(s)    Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                                  Dollar
                                                                                 Range Of
                                                                                  Shares
                                                                     Range of   Beneficially
                                                                      Shares     Owned in
Held with the        Years; Other Trusteeships/Directorships Held;  Beneficially    All
Trust, Length of     Number of Portfolios in the Fund Complex        Owned in   Supervised
Service, Age         Currently Overseen                              the Trust     Funds

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                                                                    As of December 31, 2007

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

Richard F. Grabish,  Formerly Senior Vice President and Assistant      None     None
Trustee since 2008   Director of Sales and Marketing (March
Age: 59              1997-December 2007), Director (March
                     1987-December 2007) and Manager of Private
                     Client Services (June 1985-June 2005) of A.G.
                     Edwards & Sons, Inc. (broker/dealer and
                     investment firm); Chairman and Chief
                     Executive Officer of A.G. Edwards Trust
                     Company, FSB (March 2001-December 2007);
                     President and Vice Chairman of A.G. Edwards
                     Trust Company, FSB (investment adviser)
                     (April 1987-March 2001); President of A.G.
                     Edwards Trust Company, FSB (investment
                     adviser) (June 2005-December 2007). Oversees
                     17 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------

Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal. He serves as an officer for an indefinite term, which would end: (a) upon the request of the Board, (b) if he is no longer an officer of the Manager., (c) if a material change in his duties occurs that are inconsistent with a position as officer the Fund, or
(d) upon his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a
Trustee of the Fund and the other Board II Funds (defined below) for which he is a director or trustee.

----------------------------------------------------------------------------------------------
                               Interested Trustee and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the Past 5 Years;      Dollar     Aggregate
                                                                                    Dollar
                                                                                   Range Of
                                                                                    Shares
                                                                       Range of   Beneficially
Position(s) Held                                                        Shares     Owned in
with the Fund,                                                        Beneficially    All
Length of         Other Trusteeships/Directorships Held; Number of     Owned in   Supervised
Service, Age      Portfolios in the Fund Complex Currently Overseen    the Fund      Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                                      As of December 31, 2007

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

John V. Murphy,   Chairman, Chief Executive Officer and Director of      None    Over
Trustee,          the Manager (since June 2001); President of the                $100,000
President and     Manager (September 2000-February 2007); President
Principal         and director or trustee of other Oppenheimer
Executive         funds; President and Director of Oppenheimer
Officer since     Acquisition Corp. ("OAC") (the Manager's parent
2001              holding company) and of Oppenheimer Partnership
Age: 58           Holdings, Inc. (holding company subsidiary of the
                  Manager) (since July 2001); Director of
                  OppenheimerFunds Distributor, Inc. (subsidiary of
                  the Manager) (November 2001-December 2006);
                  Chairman and Director of Shareholder Services,
                  Inc. and of Shareholder Financial Services, Inc.
                  (transfer agent subsidiaries of the Manager)
                  (since July 2001); President and Director of
                  OppenheimerFunds Legacy Program (charitable trust
                  program established by the Manager) (since July
                  2001); Director of the following investment
                  advisory subsidiaries of the Manager: OFI
                  Institutional Asset Management, Inc., Centennial
                  Asset Management Corporation, Trinity Investment
                  Management Corporation and Tremont Capital
                  Management, Inc. (since November 2001),
                  HarbourView Asset Management Corporation and OFI
                  Private Investments, Inc. (since July 2001);
                  President (since November 2001) and Director
                  (since July 2001) of Oppenheimer Real Asset
                  Management, Inc.; Executive Vice President of
                  Massachusetts Mutual Life Insurance Company (OAC's
                  parent company) (since February 1997); Director of
                  DLB Acquisition Corporation (holding company
                  parent of Babson Capital Management LLC) (since
                  June 1995); Chairman (since October 2007) and
                  Member of the Investment Company Institute's Board
                  of Governors (since October 2003). Oversees 106
                  portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Bomfim, Caan, Gord, Manioudakis, Swaney, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives,
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term, which would end: (a) upon the request of the Board, (b)
if he or she is no longer an officer of the Manager., (c) if a material change in his or her duties occurs that are inconsistent with a position as officer the Fund, or (d) upon his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Antulio Bomfim,        Vice President of the Manager since October 2003; Vice President
Vice President and     of the Fund since January 2004.  Senior Economist at the Board
Portfolio Manager      of Governors of the Federal Reserve System (June 1992-October
since 2003             2003). A portfolio manager and an officer of 12 portfolios in
Age: 41                the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Geoffrey Caan,         Vice President  and Portfolio Manager of the Manager since
Vice President and     August 2003; Vice President of the Fund since August 2003.  Vice
Portfolio Manager      President of ABN AMRO NA, Inc. (June 2002-August 2003); Vice
since 2003             President of Zurich Scudder Investments (January 1999-June
Age: 39                2002). A portfolio manager and officer of 12 portfolios in the

                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Benjamin J. Gord,      Vice President of the Manager and of HarbourView Asset
Vice President and     Management Corporation since April 2002 and of OFI Institutional
Portfolio Manager      Asset Management, Inc. since June 2002; Vice President of the
since 2002             Fund since 2004. Executive Director and senior fixed income
Age:  45               analyst at Morgan Stanley Asset Management/Miller Anderson &
                       Sherrerd (April 1992-March 2002). A portfolio manager and
                       officer of 12 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Angelo Manioudakis,    Senior Vice President of the Manager and of HarbourView Asset
Senior Vice President  Management Corporation since April 2002, and of OFI and Portfolio Manager  Institutional Asset Management, Inc. since June 2002; Vice
since 2002             President of Oppenheimer Real Asset Management, Inc. since
Age:  41               November 2006; Senior Vice President of the Fund since April
                       2002.  Executive Director and portfolio manager for Morgan
                       Stanley Asset Management/Miller, Anderson & Sherrerd) (August
                       1993-April 2002). A portfolio manager and officer of 16
                       portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Thomas Swaney          Vice President of the Manager since April 2006; Vice President
Vice President and     of the Fund since April 2006; Senior analyst on high grade
Portfolio Manager      investment team (June 2002-March 2006).  Senior fixed income
since 2006             analyst at Morgan Stanley Asset Management/Miller Anderson &
Age: 35                Sherrerd (May 1998-May 2002). A portfolio manager and officer of
                       12 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer of the

Vice President and     Manager (since March 2004); Chief Compliance Officer of
Chief Compliance       OppenheimerFunds Distributor, Inc., Centennial Asset Management
Officer since 2004     and Shareholder Services, Inc. (since March 2004); Vice
Age: 57                President of OppenheimerFunds Distributor, Inc., Centennial
                       Asset Management Corporation and Shareholder Services, Inc.
                       (since June 1983); Former Vice President and Director of
                       Internal Audit of the Manager (1997-February 2004). An officer of 106 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,       Senior Vice President and Treasurer of the Manager (since March
Treasurer and          1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &  Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer     Services, Inc., Oppenheimer Real Asset Management, Inc. and
since 1999             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 48                Private Investments, Inc. (since March 2000), OppenheimerFunds
                       International Ltd. and OppenheimerFunds plc (since May 2000),
                       OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and
                       Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                       Management Corporation (March 1999-October 2003) and
                       OppenheimerFunds Legacy Program (April 2000-June 2003). An
                       officer of 106 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian S. Petersen,     Vice President of the Manager (since February 2007); Assistant
Assistant Treasurer    Vice President of the Manager (August 2002-February 2007);
since 2004             Manager/Financial Product Accounting of the Manager (November
Age: 37                1998-July 2002). An officer of 106 portfolios in the

                       OppenheimerFunds complex
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,     Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer    Director of Financial Reporting and Compliance of First Data
since 2005             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 38                Berger Financial Group LLC (May 2001-March 2003). An officer of
                       106 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,        Executive Vice President (since January 2004) and General
Vice President and     Counsel (since March 2002) of the Manager; General Counsel and
Secretary since 2001   Director of the Distributor (since December 2001); General
Age: 59                Counsel of Centennial Asset Management Corporation (since
                       December 2001); Senior Vice President and General Counsel of
                       HarbourView Asset Management Corporation (since December 2001);
                       Secretary and General Counsel of OAC (since November 2001);
                       Assistant Secretary (since September 1997) and Director (since
                       November 2001) of OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc; Vice President and Director of Oppenheimer
                       Partnership Holdings, Inc. (since December 2002); Director of
                       Oppenheimer Real Asset Management, Inc. (since November 2001);
                       Senior Vice President, General Counsel and Director of
                       Shareholder Financial Services, Inc. and Shareholder Services,
                       Inc. (since December 2001); Senior Vice President, General
                       Counsel and Director of OFI Private Investments, Inc. and OFI
                       Trust Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                       President and General Counsel of OFI Institutional Asset
                       Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003); Senior
                       Vice President (May 1985-December 2003). An officer of 106 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004) of UBS Financial
Age: 40                Services, Inc. An officer of 106 portfolios in the

                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager; Vice
since 2001             President (since 1999) and Assistant Secretary (since October
Age: 42                2003) of the Distributor; Assistant Secretary of Centennial
                       Asset Management Corporation (since October 2003); Vice
                       President and Assistant Secretary of Shareholder Services, Inc.
                       (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                       Program and Shareholder Financial Services, Inc. (since December
                       2001); Assistant Counsel of the Manager (August 1994-October
                       2003). An officer of 106 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Phillip S. Gillespie,  Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary    (since September 2004); First Vice President (2000-September
since 2004             2004), Director (2000-September 2004) and Vice President
Age: 44                (1998-2000) of Merrill Lynch Investment Management. An officer of 106 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

|X|  Remuneration of the Officers and Trustees. The officers and Mr. Murphy, who are affiliated with the Manager, receive no salary or fee from the Fund.
The Independent Trustees and Mr. Grabish received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended December 31, 2007.
The total compensation from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable)
of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2007.

----------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation     Total Compensation
                                                             From the Fund and

                                    From the Fund((1))       Fund Complex((2))
                                     Fiscal year ended           Year ended
Position(s) (as applicable)          December 31, 2007       December 31, 2007

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William L. Armstrong                      $5,144                  $228,062

Chairman of the Board and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert G. Avis(6)                         $1,623                  $79,000

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

George C. Bowen                           $3,555                  $158,000
Audit Committee Chair

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward L. Cameron

Audit Committee Member and
Governance Committee Member               $4,266                  $189,600

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jon S. Fossel                             $3,621                  $161,423

Review Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Sam Freedman                              $4,023                  $178,277

Review Committee Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Grabish(5)                         None                   $14,732

Review Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beverly Hamilton                         $3,555(3)                $158,000
Review Committee Member and
Governance Committee Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert J. Malone                          $4,088                  $181,700
Governance Committee Chairman
and
Audit Committee Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

F. William Marshall, Jr.
Audit Committee Member and                $3,555               $239,664((4))
Governance Committee Member

----------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual
   Premier Main Street Fund, MassMutual Premier Strategic Income Fund,
   MassMutual Premier Capital Appreciation Fund, and MassMutual Premier
   Global Fund. The Manager does not consider MassMutual Institutional Funds,
   MassMutual Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3.    Includes $3,555deferred by Ms. Hamilton under the "Compensation
   Deferral Plan" described below.
4. Includes $81,664 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.
Mr. Grabish serves as Trustee for only the following funds: Centennial
   California Tax Exempt Trust, Centennial Government Trust, Centennial Money
   Market Trust, Centennial New York Tax Exempt Trust, Centennial Tax Exempt
   Trust Oppenheimer Core Bond Fund, Oppenheimer Limited Term Government
   Fund, Panorama Series Fund, Inc., Oppenheimer Principal Protected Trust,
   Oppenheimer Principal Protected Trust II, Oppenheimer Principal Protected
   Trust III, Oppenheimer Senior Floating Rate Fund, Oppenheimer Portfolio
   Series Fixed Income Active Allocation Fund and Oppenheimer Master Loan
   Fund, LLC.
6.    Mr. Avis retired as of May 31, 2007.

|X|   Compensation Deferral Plan For Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

|X|   Major Shareholders. As of April 4, 2008, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

Charles Schwab & Co. Inc.,  Special Custody Account for the Exclusive  Benefit
of Customers,  Attn: Mutual Funds, 101 Montgomery  Street,  San Francisco,  CA
94101-4122  which  owned  6,115,228.869  Class A shares  (6.30% of the Class A shares then outstanding).

New Mexico Savings Plan - SE, Ages 12-14 Years  Portfolio,  Attn: Amy Sullivan
C/O  OppenheimerFunds,  P.O.  Box 5270,  Denver,  CO  80217-5270  which  owned
5,311,146.139 Class A shares (5.47% of the Class A shares then outstanding).

MLPF&S For The Sole Benefit Of Its Customers,  Attn: Fund Admn, 4800 Deer Lake
Drive E., Floor 3,  Jacksonville,  FL 32246-6484 which owned  4,877,251.954 of the Class A shares (5.03% of the Class A shares then outstanding).

MLPF&S For The Sole Benefit Of Its Customers,  Attn: Fund Admn, 4800 Deer Lake
Drive E., Floor 3,  Jacksonville,  FL 32246-6484 which owned  2,191,698.227 of the Class C shares (11.09% of the Class C shares then outstanding).

MLPF&S For The Sole Benefit Of Its Customers,  Attn: Fund Admn, 4800 Deer Lake
Drive E., Floor 3,  Jacksonville,  FL 32246-6484 which owned  2,491,069.590 of the Class N shares (28.45% of the Class N shares then outstanding).

Orchard Trust Company LLC, FBO Oppenheimer  Record Keeper Pro, 8515 E. Orchard
Road,  Greenwood Village,  CO 80111-500 which owned 873,622.661 Class N shares
(9.97% of the Class N shares then outstanding).

Oppenheimer  Portfolio  Series,  Active  Allocation,  Attn:  FPA Trade  Settle
(2-FA),   6803  S.  Tucson  Way,   Centennial,   CO  80112-3924   which  owned
29,692,337.904 Class Y shares (30.72% of the Class Y shares then outstanding).

Oppenheimer  Portfolio  Series,  Moderate  Investor,  Attn:  FPA Trade  Settle
(2-FA),   6803  S.  Tucson  Way,   Centennial,   CO  80112-3924   which  owned
19,817,504.116 Class Y shares (22.81% of the Class Y shares then outstanding).

Oppenheimer  Portfolio Series,  Conservator  Investor,  Attn: FPA Trade Settle
(2-FA),   6803  S.  Tucson  Way,   Centennial,   CO  80112-3924   which  owned
13,040,260.849 Class Y shares (15.01% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless
            circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the
            nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
            super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it
            considers to be excessive.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.
The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

|X|   The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------------------------------------------------
 Fiscal Year ended 12/31:        Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2005                                    $4,290,641
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2006                                    $5,649,818
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2007                                    $7,604,231

--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

      Until March 1991, Massachusetts Mutual Life Insurance Company was the
Fund's investment adviser. The Manager became the Fund's investment adviser
March 28, 1991, and the Manager engaged MassMutual as sub-adviser from
March 28, 1991 until July 10, 1995.

 Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals comprised of Angelo Manioudakis, Benjamin J. Gord, Geoffrey
Caan,  Antulio N. Bomfim and Thomas Swaney (each is referred to as a
"portfolio manager" and collectively they are referred to as the "portfolio managers") who are responsible for the day-to-day management of the Fund's investments.

             Other Accounts Managed. In addition to managing the
Portfolios' investments, the portfolio managers also manage other investment portfolios and accounts. The following table provides information regarding the other portfolios and accounts managed by the portfolio managers as of
December 31, 2007. No account has a performance-based advisory fee:

Portfolio        Registered  Total     Other        Total    Other   Total
                                                  Assets in
                          tAssets in                Other
                           Registered  Pooled      Pooled              Assets
                 Investmen Investment  InvestmentInvestment          in Other   )
                 Companies Companies   Vehicles   Vehicles   AccountsAccounts
Manager          Managed   Managed(1)   Managed  Managed(1)  Managed Managed(1,2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Angelo              15     $12,913.0       0         $0         6      $811.0

Manioudakis
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin J. Gord    17     $26,967.0       7       $318.0       7      $703.0

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoffrey Caan       17     $26,967.0       7       $318.0       7      $703.0

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Antulio Bomfim      17     $26,967.0       7       $318.0       7      $703.0

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Swaney       17     $26,967.0       7       $318.0       7      $703.0

--------------------------------------------------------------------------------
1.  In millions.
2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio Managers. The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
December 31, 2006, each Portfolio Manager's compensation consisted primarily of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
Senior portfolio managers may also be eligible to participate in the
Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the
Fund is Lipper - Intermediate Investment Grade Debt Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of other portfolios managed by the Portfolio Managers is different from the compensation structure of the Fund, described above. A portion of the Portfolio Managers' compensation with regard to those portfolios may, under certain circumstances, include an amount based in part on the amount of the portfolios' management fee.

                  Ownership of Fund Shares.  As of December 31, 2007,
      the Portfolio Managers beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                  Portfolio Manager             Range of Shares
                                                  Beneficially
                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Angelo Manioudakis                     $1-$10,000
            ----------------------------------------------------------
            ----------------------------------------------------------

            Benjamin J. Gord                       $1-$10,000

            ----------------------------------------------------------
            ----------------------------------------------------------
            Geoffrey Caan                          $1-$10,000
            ----------------------------------------------------------
            ----------------------------------------------------------

            Antulio N. Bomfim                   $50,001-$100,000

            ----------------------------------------------------------
            ----------------------------------------------------------

            Thomas Swaney                       $10,001-$50,000

            ----------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended December 31, 2005, 2006 and 2007, the
Fund paid the total brokerage commissions indicated in the chart below.
During the fiscal year ended December 31, 2007, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

-------------------------------------------------------------------------
   Fiscal Year Ended 12/31     Total Brokerage Commissions Paid by the
                                                Fund*
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2005                                 N/A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2006                                 N/A
-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2007                               $183,335

-------------------------------------------------------------------------
  *  Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal       Aggregate         Class A
                              Front-End
Year      Front-End Sales   Sales Charges
Ended        Charges on      Retained by

 12/31:    Class A Shares   Distributor*

-------------------------------------------
-------------------------------------------
  2005       $1,686,240       $525,061
-------------------------------------------
-------------------------------------------
  2006       $1,912,538       $578,248
-------------------------------------------
-------------------------------------------

  2007       $2,169,792       $638,041

-------------------------------------------

* Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal     Concessions on  Concessions on   Concessions on   Concessions on
Year       Class A Shares  Class B Shares   Class C Shares   Class N Shares
Ended       Advanced by      Advanced by     Advanced by      Advanced by

 12/31:    Distributor(1)  Distributor(1)   Distributor(1)    Distributor*

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2005        $115,061        $449,283         $241,862         $71,991
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2006        $167,456        $360,917         $180,306         $32,548
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  2007        $275,952        $350,486         $248,124         $37,271

-----------------------------------------------------------------------------

* The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------------------------------------------------------------------
Fiscal        Class A          Class B          Class C          Class N
             Contingent      Contingent                         Contingent
Year       Deferred Sales  Deferred Sales     Contingent      Deferred Sales
Ended         Charges          Charges      Deferred Sales       Charges
 12/31:     Retained by      Retained by   Charges Retained    Retained by
            Distributor      Distributor    by Distributor     Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2005         $1,136         $418,007          $17,923          $19,749
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2006         $7,802         $332,533          $16,575           $5,807
------------------------------------------------------------------------------
------------------------------------------------------------------------------

  2007        $35,800         $211,021          $18,648           $2,833

------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

Under the plans for a class,  no payment  will be made to any  recipient  in any period in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum amount,  if  any,  that  may be set  from  time to  time  by a  majority  of the
Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If
Class A shares purchased in a grandfathered retirement plan prior to March 1,
2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of those fees. For
Class A shares purchased in grandfathered retirement plans on or after March
1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended December 31, 2007 payments under the Class A plan totaled $1,917,656, of which $1,991 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $149,292 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o    pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,

o    may finance payment of sales concessions  and/or the advance of the service fee payment to recipients  under the plans,  or may provide such  financing from its own resources or from the resources of an affiliate,

o    employs  personnel to support  distribution of Class B, Class C and Class N shares,

o    bears the costs of sales  literature,  advertising and prospectuses  (other than  those  furnished  to  current  shareholders)  and  state  "blue  sky"
     registration fees and certain other distribution expenses,

o    may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without  receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

o    receives  payments  under the plans  consistent  with the service  fees and asset-based sales charges paid by other  non-proprietary  funds that charge
     12b-1 fees,

o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,

o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor
         funds have plans that pay dealers for o      rendering distribution
         services as much or more than the amounts currently being paid by the Fund, and

o    may not be able to continue providing, at the same or at a lesser cost, the same quality  distribution  sales efforts and  services,  or to obtain such services  from  brokers  and  dealers,  if the  plan  payments  were  to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                            Ended December 31, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan     $1,066,081      $829,447(1)      $2,132,824         2.15%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan     $1,720,037      $356,690(2)      $3,019,679         1.56%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan      $352,395       $107,087(3)      $1,215,790         1.45%

--------------------------------------------------------------------------------

1.    Includes  $17,460  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $70,312  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $12,628  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries
      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);

o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets," bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and
Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or the
Distributor for marketing or program support:
                                       Legend Equities Corp.

 1st Global Capital Co.

Advantage Capital Corp.                Lincoln Benefit National Life
Aegon USA                              Lincoln Financial Advisors Corp.
Aetna Life Insurance & Annuity Co.     Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.                Linsco Private Ledger Financial
                                       Massachusetts Mutual Life Insurance
AIG Financial Advisors                 Co.
AIG Life Variable Annuity              McDonald Investments, Inc.
                                       Merrill Lynch Pierce Fenner &
Allianz Life Insurance Co.             Smith, Inc.
Allmerica Financial Life Insurance &
Annuity Co.                            Merrill Lynch Insurance Group
Allstate Life Insurance Co.            MetLife Investors Insurance Co.
American Enterprise Life Insurance     MetLife Securities, Inc.
American General Annuity Insurance     Minnesota Life Insurance Co.
American Portfolios Financial
Services, Inc.                         MML Investor Services, Inc.
Ameriprise Financial Services, Inc.    Mony Life Insurance Co.
Ameritas Life Insurance Co.            Morgan Stanley & Co., Inc.
Annuity Investors Life Insurance Co.   Multi-Financial Securities Corp.
Associated Securities Corp.            Mutual Service Corp.
AXA Advisors LLC                       NFP Securities, Inc.
AXA Equitable Life Insurance Co.       Nathan & Lewis Securities, Inc.
Banc One Securities Corp.              National Planning Corp.
Cadaret Grant & Co., Inc.              Nationwide Financial Services, Inc.
CCO Investment Services Corp.          New England Securities Corp.
                                       New York Life Insurance & Annuity
Charles Schwab & Company, Inc.         Co.
Chase Investment Services Corp.        Oppenheimer & Co.
Citicorp Investment Services, Inc.     PFS Investments, Inc.
Citigroup Global Markets Inc.          Park Avenue Securities LLC
CitiStreet Advisors LLC                Phoenix Life Insurance Co.
Citizen's Bank of Rhode Island         Plan Member Securities
Columbus Life Insurance Company        Prime Capital Services, Inc.
Commonwealth Financial Network         Primevest Financial Services, Inc.
Compass Group Investment Advisors      Protective Life Insurance Co.
                                       Prudential Investment Management
CUNA Brokerage Services, Inc.          Services LLC
CUSO Financial Services, LLP           Raymond James & Associates, Inc.
                                       Raymond James Financial Services,
E*TRADE Clearing LLC                   Inc.
Edward  Jones                          RBC Dain Rauscher Inc.
Essex National Securities, Inc.        Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Co.      Securities America, Inc.
Financial Network                      Security Benefit Life Insurance Co.
                                       Security First-Metlife Investors
Financial Services Corp.               Insurance Co.
GE Financial Assurance                 SII Investments, Inc.
GE Life & Annuity                      Signator Investors, Inc.
Genworth Financial, Inc.               Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Co.           Sun Life Assurance Co. of Canada
                                       Sun Life Insurance & Annuity Co. of
Great West Life & Annuity Co.          New York
GWFS Equities, Inc.                    Sun Life Annuity Co. Ltd.
Hartford Life Insurance Co.            SunTrust Bank
HD Vest Investment Services, Inc.      SunTrust Securities, Inc.
Hewitt Associates LLC                  Thrivent Financial Services, Inc.
IFMG Securities, Inc.                  Towers Square Securities, Inc.
ING Financial Advisers LLC             Travelers Life & Annuity Co.
ING Financial Partners, Inc.           UBS Financial Services, Inc.
Invest Financial Corp.                 Union Central Life Insurance Co.
                                       United Planners Financial Services
Investment Centers of America, Inc.    of America
Jefferson Pilot Life Insurance Co.     Wachovia Securities, Inc.
Jefferson Pilot Securities Corp.       Walnut Street Securities, Inc.
John Hancock Life Insurance Co.        Waterstone Financial Group
JP Morgan Securities, Inc.             Wells Fargo Investments
Kemper Investors Life Insurance Co.    Wescom Financial Services

For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or the
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

1st Global Capital Co.                    Lincoln Investment Planning, Inc.
AG Edwards                                Lincoln National Life Insurance Co.
ACS HR Solutions                          Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
ADP                                       Company
                                          Matrix Settlement & Clearance
AETNA Life Ins & Annuity Co.              Services
Alliance Benefit Group                    McDonald Investments, Inc.
American Enterprise Investments           Mercer HR Services
American Express Retirement Service       Merrill Lynch
American United Life Insurance Co.        Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.       MetLife
Ameritrade, Inc.                          MFS Investment Management
AMG (Administrative Management Group)     Mid Atlantic Capital Co.
AST (American Stock & Transfer)           Milliman USA
AXA Advisors                              Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.               Morgan Stanley Dean Witter
Benefit Administration Company, LLC       Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.              Nathan & Lewis Securities, Inc.
Benefit Consultants Group                 National City Bank
Benefit Plans Administration              National Deferred Comp
Benetech, Inc.                            National Financial
Bisys                                     National Investor Services Co.
Boston Financial Data Services            Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.             Northwest Plan Services, Inc.
CitiStreet                                NY Life Benefits
City National Bank                        Oppenheimer & Co, Inc.
Clark Consulting                          Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.      Pershing LLC
DA Davidson & Co.                         PFPC
DailyAccess Corporation                   Piper Jaffray & Co.
Davenport & Co, LLC                       Plan Administrators, Inc.
David Lerner Associates, Inc.             Plan Member Securities
Digital Retirement Solutions, Inc.        Primevest Financial Services, Inc.
DR, Inc.                                  Principal Life Insurance Co.
                                          Prudential Investment Management
Dyatech, LLC                              Services LLC
E*Trade Clearing LLC                      PSMI Group, Inc.
Edward D Jones & Co.                      Quads Trust Company
Equitable Life / AXA                      Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.           Reliance Trust Co.
ExpertPlan, Inc.                          Reliastar Life Insurance Company
FASCore LLC                               Robert W Baird & Co.
Ferris Baker Watts, Inc.                  RSM McGladrey
Fidelity                                  Scott & Stringfellow, Inc.
First Clearing LLC                        Scottrade, Inc.
First Southwest Co.                       Southwest Securities, Inc.
First Trust - Datalynx                    Standard Insurance Co
First Trust Corp                          Stanley, Hunt, Dupree & Rhine
Franklin Templeton                        Stanton Group, Inc.
Geller Group                              Sterne Agee & Leach, Inc.
Great West Life                           Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.        Sun Trust Securities, Inc.
Hartford Life Insurance Co.               Symetra Financial Corp.
HD Vest Investment Services               T. Rowe Price
Hewitt Associates LLC                     The 401k Company
HSBC Brokerage USA, Inc.                  The Princeton Retirement Group Inc.
ICMA - RC Services                        The Retirement Plan Company, LLC
Independent Plan Coordinators             TruSource Union Bank of CA
Ingham Group                              UBS Financial Services, Inc.
Interactive Retirement Systems            Unified Fund Services (UFS)
Invesmart (Standard Retirement Services,
Inc.)                                     US Clearing Co.
Janney Montgomery Scott, Inc.             USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.               USI Consulting Group
John Hancock                              VALIC Retirement Services
JP Morgan                                 Vanguard Group
July Business Services                    Wachovia
Kaufman & Goble                           Web401K.com
Legend Equities Co.                       Wedbush Morgan Securities
Legg Mason Wood Walker                    Wells Fargo Bank
Lehman Brothers, Inc.                     Wilmington Trust
Liberty Funds Distributor, Inc./Columbia
Management

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

o     An investment in the Fund is not insured by the FDIC or any other government agency.

o     The principal value of the Fund's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.

o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

Standardized Yield  = 2[( a - b +1)(6) -1 ]
                          ------
                           cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

   The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

--------------------------------------------------------------------

The Fund's Yields for the 30-Day Periods Ended 12/31/07

--------------------------------------------------------------------
--------------------------------------------------------------------
Class of        Standardized Yield            Dividend Yield
Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
               Without       After        Without         After
                Sales        Sales         Sales          Sales
               Charge        Charge        Charge        Charge
--------------------------------------------------------------------
--------------------------------------------------------------------

Class A         4.88%        4.64%         5.08%          4.84%

--------------------------------------------------------------------
--------------------------------------------------------------------

Class B         4.11%         N/A          4.28%           N/A

--------------------------------------------------------------------
--------------------------------------------------------------------

Class C         4.14%         N/A          4.31%           N/A

--------------------------------------------------------------------
--------------------------------------------------------------------

Class N         4.61%         N/A          4.80%           N/A

--------------------------------------------------------------------
--------------------------------------------------------------------

Class Y         5.28%         N/A          5.49%           N/A

--------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

            In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0%
in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N
12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV l/n   - 1  = Average Annual Total
               Return

 P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD l/n       Distributions)

 P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on Distributions
ATVDR l/n        and Redemptions)

 P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

           = Total Return
 ERV - P
-----------
    P

Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.
There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

The Fund's Total Returns for the Periods Ended 12/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total
             Returns (10
              years or
Shares     life-of-class)   Average Annual Total Returns
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
                                                (or life of       (or life of
                                               class if less)   class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      53.56%   61.21%   -0.47%   4.49%    3.47%    4.48%   4.38%    4.89%

A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

B(2)       54.19%   54.19%   -1.37%   3.60%    3.35%    3.70%   4.42%    4.42%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

C(3)       49.42%   49.42%   2.60%    3.60%    3.70%    3.70%   4.10%    4.10%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      39.03%   39.03%   3.12%    4.11%    4.19%    4.19%   4.94%    4.94%

N(4)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class      65.77%   65.77%   4.80%    4.80%    4.84%    4.84%   5.36%    5.36%

Y(5)
---------------------------------------------------------------------------------

1.    Inception of Class A:   4/15/88
2.    Inception of Class B:   5/3/93
3.    Inception of Class C:   7/11/95
4.    Inception of Class N:   3/1/01
5.    Inception of Class Y:   4/27/98

-----------------------------------------------------------------------------
  Average Annual Total Returns for Class A(1) Shares (After Sales Charge)

                       For the Periods Ended 12/31/07

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year         5-Years         10-Years
                                              (or life of      (or life of
                                             class if less)  class if less)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     -2.15%          1.92%            2.24%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   -0.33%          2.05%            2.38%

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------
   1. Inception of Class A: 4/15/88

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among intermediate-term bond funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                Active Allocation Fund
Oppenheimer Baring Japan Fund                Equity Investor Fund
Oppenheimer Baring SMA International Fund    Conservative Investor Fund
Oppenheimer Core Bond Fund                   Moderate Investor Fund
Oppenheimer California Municipal Fund

                                          Oppenheimer Portfolio Series Fixed
                                          Income Active Allocation Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund     Street Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Income Fund           Street Fund II

                                          Oppenheimer Principal Protected Main

Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest International Value
Oppenheimer Convertible Securities Fund   Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Rising Dividends Fund, Inc.
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Emerging Growth Fund          Fund

                                          Oppenheimer Rochester Maryland
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Massachusetts

Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester Michigan

Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Minnesota

Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Value Fund             Municipals

                                          Oppenheimer Rochester North Carolina

Oppenheimer Gold & Special Minerals Fund  Municipal Fund

                                          Oppenheimer Rochester Ohio Municipal

Oppenheimer International Bond Fund       Fund
Oppenheimer International Diversified     Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Growth Fund     Oppenheimer Select Value Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund              Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund  Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund    Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                   Rochester Fund Municipals

LifeCycle Funds
      Oppenheimer Transition 2010 Fund
      Oppenheimer Transition 2015 Fund
      Oppenheimer Transition 2020 Fund
      Oppenheimer Transition 2030 Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other
Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units purchases in adviser sold Section 529 plans, for which the Manager or the
Distributor serves as the Program Manager or Program Distributor. A Letter is
an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the
Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

      To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and
Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the
Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of
Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

   If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

   If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

   By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

|X|   Terms of Escrow That Apply to Letters of Intent.

      1.    Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.    If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the
Letter. If there are not sufficient shares to cover the escrow amount, the
Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

      3.    If, during the Letter period, an investor exchanges shares of the
Fund for shares of another fund (as described in the Prospectus section titled "How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

      4.    If the total purchases under the Letter are less than the
intended purchases specified, on the first business day after the end of the
Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

      5.    If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

      6.    By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

|X|   Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce
Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill
Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset value, whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group Retirement Plans (as defined in Appendix B to this SAI) which have entered into a special agreement with the Distributor for that purpose,

o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;

o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system in Networking level 1 and 3 accounts;

o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o     Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      ?     Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or

(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not, at the
               closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or

(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);

(3)   authorizes the Fund, its Transfer Agent and any bank through which the
         Fund's drafts (checks) are payable to pay all checks drawn on the
         Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
         Checkwriting card or the application, as applicable;

(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:

(1)   state the reason for the distribution;

(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix B to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this SAI.

|X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

                                      54

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund

   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester National
   Municipal Fund                            Municipals
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester North Carolina

                                             Municipal Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Principal Protected Main      Oppenheimer Senior Floating Rate Fund
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund   Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main

                                            Street Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund II

   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund

   Oppenheimer Equity Income Fund, Inc.      Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Institutional Money Market    Oppenheimer Rochester North Carolina
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester Ohio Municipal
   Municipal Fund                            Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Virginia

                                             Municipal Fund

   Oppenheimer New Jersey Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money Market Fund only offers Class E, Class
      L and Class P shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds and may be acquired by exchange only by current Class M shareholders of
      Oppenheimer Convertible Securities Fund and only for Class A shares of
      Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of certain money market funds purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).

o     Class A, Class B, Class C and Class N shares of Oppenheimer Developing
      Markets Fund may be acquired by exchange only to group retirement plans holding shares pursuant to the Pinnacle or RecordKeeper Pro programs or with a minimum initial investment of $50,000. An existing shareholder of that fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer International Small Company Fund may be acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o     In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by group retirement plans with a minimum initial investment of $50,000. Existing shareholders may make additional exchanges into that fund with as little as $50.
o     Oppenheimer Global Value Fund only offers Class A and Class Y shares.
      Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
      Distributor and by present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
Oppenheimer Rochester National Municipals and Rochester Fund Municipals
acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Returned checks for the proceeds of other redemptions will be invested in shares of
Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the
Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income including net income derived from an interest in a qualified publicly traded partnership.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the
Fund may elect to "mark to market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent or his or her financial intermediary and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Core Bond Fund (the "Fund"), a series of Oppenheimer Integrity
Funds, including the statement of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte $amp; Touche LLP
DELOITTE $amp; TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.9%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust Series 2005-HE7, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.045%, 11/25/35 1                         $      1,491,086   $      1,485,100
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.009%, 4/20/09 1,2                                                                              640,000            639,947
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.345%, 5/25/34 1                                                              3,925,924          3,698,581
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 4.965%, 5/26/36 1                                                             3,380,000          3,292,972
------------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.048%, 4/15/11 1                                                21,500,000         21,421,936
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AV2, 5.135%, 10/25/35 1                                                                      945,322            943,972
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 4.965%, 5/16/36 1                                                                     4,220,000          4,147,121
------------------------------------------------------------------------------------------------------------------------------------
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series
2003-2, Cl. 2A2, 5.145%, 2/25/33 1                                                                     1,787,072          1,767,326
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                             460,000            433,332
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                143,090            142,757
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 4.965%, 10/31/36 1                                             2,300,000          2,190,654
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.605%, 2/25/33 1                                                                  48,808             43,707
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                               2,790,000          2,773,214
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                            4,980,000          4,799,961
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.096%, 5/25/36 1                                                              390,089            389,503
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                              970,000            962,573
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 4.985%, 12/25/29 1                                                            3,020,000          2,826,722
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.075%, 11/25/35 1                                             4,160,876          4,134,611
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 4.955%, 7/25/36 1                                              3,550,000          3,385,412
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 4.915%, 5/15/36 1                                                              746,789            738,805
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 4.975%, 7/7/36 1                                                             1,820,000          1,737,334
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                                 4,000,000          3,988,127

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5%, 1/20/35 1                                                            $      1,385,610   $      1,354,111
Series 2006-4, Cl. A2V, 5.059%, 3/20/36 1                                                              1,120,000          1,055,302
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                               1,574,372          1,577,201
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                              1,018,536          1,021,702
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                 895,641            897,043
------------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                               1,176,973          1,173,677
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 6.378%, 3/15/16 1                                                                     4,380,000          4,237,598
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.491%, 1/25/29 3,17                                                                                   1,750,658            297,612
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 4.965%, 7/1/36 1                                                                     11,300,000         11,003,541
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                  1,520,000          1,507,018
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 4.945%, 7/25/36 1                                                 873,358            857,762
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting $amp; Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 5.115%, 6/25/36 1                                  3,258,369          3,248,833
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-2, Cl. A1, 4.925%, 4/25/36 1                                                               1,368,551          1,359,472
Series 2006-BNC3, Cl. A2, 4.905%, 9/25/36 1                                                            3,973,375          3,882,301
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                                                2,332,149          1,850,415
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                 437,268            437,755
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A,
6.79%, 6/1/10                                                                                          1,045,000          1,066,391
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 4.965%, 7/25/36 1                             3,530,000          3,440,371
                                                                                                                   -----------------
Total Asset-Backed Securities (Cost $109,820,203)                                                                       106,211,772

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--85.2%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--55.5%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--55.4%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                   1,476,876          1,566,836
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                        22,933,974         22,555,393
5%, 6/15/33-8/15/33                                                                                   11,770,862         11,505,190
5.50%, 5/1/34                                                                                         10,020,978         10,013,619

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.: Continued
6%, 5/15/18-3/15/33                                                                             $      9,606,814   $      9,812,497
6.50%, 4/15/18-4/15/34                                                                                 7,286,770          7,552,550
7%, 7/15/21-3/15/35                                                                                   13,126,946         13,763,443
8%, 4/15/16                                                                                              519,939            551,571
9%, 4/14/17-5/15/25                                                                                      149,519            161,054
12.50%, 5/15/14                                                                                              804                931
13.50%, 12/15/10                                                                                           1,370              1,523
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2046, Cl. G, 6.50%, 4/15/28                                                                     3,548,997          3,709,140
Series 2410, Cl. PF, 6.008%, 2/15/32 1                                                                 4,827,717          4,940,540
Series 2423, Cl. MC, 7%, 3/15/32                                                                       3,355,329          3,545,003
Series 2453, Cl. BD, 6%, 5/15/17                                                                       1,295,599          1,338,902
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates, Series 2681,
Cl. B, 5%, 9/15/23                                                                                     3,233,000          3,153,424
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                            30,394             30,343
Series 1590, Cl. IA, 6.113%, 10/15/23 1                                                                4,903,583          4,966,317
Series 2006-11, Cl. PS, 6.728%, 3/25/36 1                                                              2,734,173          3,034,864
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                        40,781             42,412
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    3,534,157          3,672,812
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                        43,983             45,946
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       51,717             53,476
Series 2063, Cl. PG, 6.50%, 6/15/28                                                                    2,868,341          2,978,474
Series 2075, Cl. D, 6.50%, 8/15/28                                                                       567,599            592,715
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                     1,510,607          1,576,023
Series 2145, Cl. MZ, 6.50%, 4/15/29                                                                    1,016,118          1,062,720
Series 2148, Cl. ZA, 6%, 4/15/29                                                                       2,065,381          2,106,052
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                   2,354,375          2,439,168
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                      859,836            900,399
Series 2399, Cl. PG, 6%, 1/15/17                                                                       1,380,862          1,431,245
Series 2426, Cl. BG, 6%, 3/15/17                                                                       8,153,382          8,436,213
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    4,497,412          4,712,457
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                    4,752,193          4,967,181
Series 2463, Cl. F, 6.028%, 6/15/32 1                                                                  7,373,046          7,573,836
Series 2500, Cl. FD, 5.528%, 3/15/32 1                                                                   356,571            356,962
Series 2526, Cl. FE, 5.428%, 6/15/29 1                                                                   550,134            548,771
Series 2551, Cl. FD, 5.428%, 1/15/33 1                                                                   426,374            428,265
Series 2676, Cl. KY, 5%, 9/15/23                                                                       4,548,000          4,423,740
Series 2764, Cl. UG, 5%, 3/15/34                                                                       8,661,000          8,043,953
Series 3025, Cl. SJ, 6.316%, 8/15/35 1                                                                 1,112,327          1,265,696
Series 3094, Cl. HS, 5.949%, 6/15/34 1                                                                 1,662,408          1,813,626
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                   19,907,427         20,145,130

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 4.874%, 6/1/26 4                                                            $        660,748   $        152,392
Series 183, Cl. IO, 3.44%, 4/1/27 4                                                                    2,233,825            510,353
Series 184, Cl. IO, 9.132%, 12/1/26 4                                                                  1,140,878            259,312
Series 192, Cl. IO, 8.228%, 2/1/28 4                                                                     278,429             67,572
Series 200, Cl. IO, 7.301%, 1/1/29 4                                                                     335,364             77,940
Series 2003-26, Cl. IK, 9.508%, 4/25/33 4                                                              3,297,949            689,986
Series 206, Cl. IO, (9.58)%, 12/1/29 4                                                                   360,136             78,677
Series 2130, Cl. SC, 3.254%, 3/15/29 4                                                                   739,945             71,697
Series 2134, Cl. SB, 9.271%, 3/15/29 4                                                                   797,306             74,697
Series 216, Cl. IO, 9.04%, 12/1/31 4                                                                   1,351,363            327,435
Series 224, Cl. IO, 5.643%, 3/1/33 4                                                                   3,916,472            919,348
Series 2422, Cl. SJ, 15.036%, 1/15/32 4                                                                3,575,525            330,655
Series 243, Cl. 6, 15.199%, 12/15/32 4                                                                 2,424,456            511,475
Series 2493, Cl. S, 8.271%, 9/15/29 4                                                                    207,281             18,831
Series 2796, Cl. SD, (2.107)%, 7/15/26 4                                                               1,180,706            104,614
Series 2802, Cl. AS, 5.232%, 4/15/33 4                                                                 4,033,224            272,257
Series 2920, Cl. S, (4.791)%, 1/15/35 4                                                                4,767,860            339,065
Series 3000, Cl. SE, 11.917%, 7/15/25 4                                                                7,132,657            382,586
Series 3110, Cl. SL, 24.356%, 2/15/26 4                                                                2,141,037            109,418
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.97%, 6/1/26 5                                                                      282,395            232,963
Series 192, Cl. PO, 7.631%, 2/1/28 5                                                                     278,429            220,199
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                                79,372,328         78,116,232
4.50%, 1/1/22 6                                                                                        5,445,000          5,359,922
5%, 12/25/17-3/25/34                                                                                 156,437,648        155,614,855
5%, 1/1/22-11/25/33 6                                                                                103,972,800        102,628,579
5.50%, 12/25/18-5/25/34                                                                              150,173,886        150,375,606
5.50%, 1/1/22-1/1/37 6                                                                               110,511,000        110,621,156
6%, 5/25/20-11/1/33                                                                                   61,817,360         63,031,714
6%, 1/1/22 6                                                                                          19,276,000         19,724,765
6.50%, 6/25/17-11/25/31                                                                               35,313,013         36,626,309
6.50%, 1/1/37 6                                                                                       44,334,000         45,573,978
7%, 1/25/09-4/1/37                                                                                    15,367,899         16,134,871
7.50%, 2/25/08-8/25/33                                                                                11,612,083         12,426,897
8%, 8/25/17                                                                                                1,502              1,515
8.50%, 7/25/32                                                                                            50,598             54,507
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                                   1,707,562          1,800,851
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                         20,117             21,061
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                                                 1,021,074          1,057,391
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23 7                                                              4,029,967          4,174,293
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                     423,862            437,252

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               $        155,632   $        159,073
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                 1,664,359          1,723,459
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                    2,089,617          2,144,186
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 2,909,541          3,057,666
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                                                10,700,699         11,163,114
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                           525                523
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                 2,635,770          2,743,127
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       200,607            201,259
Trust 2001-74, Cl. QE, 6%, 12/25/31                                                                   11,211,326         11,476,977
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                  1,822,283          1,860,800
Trust 2002-16, Cl. PG, 6%, 4/25/17                                                                     2,224,000          2,308,652
Trust 2002-56, Cl. FN, 5.865%, 7/25/32 1                                                               1,940,760          1,989,872
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      7,844,753          8,117,924
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 1                                                              8,137,621          7,694,973
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  6,305,000          6,368,791
Trust 2003-21, Cl. FK, 5.265%, 3/25/33 1                                                                 719,704            724,143
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                  8,316,000          8,331,287
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  1,492,000          1,501,731
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                                 11,330,000         11,342,398
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     1,388,805          1,379,883
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    2,603,000          2,611,651
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                2,450,000          2,461,282
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                               12,330,000         12,285,046
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                               10,000,000          9,910,998
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  2,480,000          2,460,170
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 1                                                               3,050,202          3,050,603
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                  1,260,000          1,194,665
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 7,759,770          7,842,626
Trust 2006-46, Cl. SW, 6.362%, 6/25/36 1                                                               2,596,350          2,848,989
Trust 2006-50, Cl. KS, 6.362%, 6/25/36 1                                                               3,672,447          3,908,996
Trust 2006-50, Cl. SA, 6.362%, 6/25/36 1                                                               3,437,418          3,663,727
Trust 2006-50, Cl. SK, 6.362%, 6/25/36 1                                                               2,600,405          2,766,266
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  8,815,668          8,908,871
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                  2,753,828          2,733,699
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-15, Cl. SA, 19.031%, 3/17/31 4                                                              1,361,889            135,305
Trust 2001-65, Cl. S, 12.568%, 11/25/31 4                                                              4,578,353            591,320
Trust 2001-81, Cl. S, 3.759%, 1/25/32 4                                                                  577,701             62,221
Trust 2002-12, Cl. SB, 14.559%, 7/25/31 4                                                                922,836             88,954
Trust 2002-2, Cl. SW, 14.971%, 2/25/32 4                                                               1,036,337            128,476
Trust 2002-38, Cl. IO, (0.904)%, 4/25/32 4                                                               378,548             39,805
Trust 2002-41, Cl. S, 17.236%, 7/25/32 4                                                               3,923,416            429,017
Trust 2002-47, Cl. NS, 2.917%, 4/25/32 4                                                               1,434,073            157,996
Trust 2002-5, Cl. SD, 8.837%, 2/25/32 4                                                                  676,168             77,613
Trust 2002-51, Cl. S, 3.07%, 8/25/32 4                                                                 1,316,795            147,881
Trust 2002-52, Cl. SD, (0.559)%, 9/25/32 4                                                             1,472,421            239,690

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2002-60, Cl. SY, 14.281%, 4/25/32 4                                                       $        894,958   $         31,159
Trust 2002-75, Cl. SA, 13.682%, 11/25/32 4                                                             3,671,735            413,889
Trust 2002-77, Cl. IS, 2.758%, 12/18/32 4                                                                644,933            108,224
Trust 2002-77, Cl. SH, 5.025%, 12/18/32 4                                                                759,489             74,889
Trust 2002-84, Cl. SA, 14.525%, 12/25/32 4                                                               913,091            106,026
Trust 2002-89, Cl. S, 14.738%, 1/25/33 4                                                               5,769,223            626,686
Trust 2002-9, Cl. MS, 4.207%, 3/25/32 4                                                                   47,214              5,103
Trust 2003-118, Cl. S, 9.838%, 12/25/33 4                                                              8,684,610          1,492,715
Trust 2003-14, Cl. OI, 8.765%, 3/25/33 4                                                               8,631,083          1,976,183
Trust 2003-33, Cl. SP, 9.123%, 5/25/33 4                                                               5,553,206            720,942
Trust 2003-4, Cl. S, 12.217%, 2/25/33 4                                                                1,782,281            217,394
Trust 2003-52, Cl. NS, 7.228%, 6/25/23 4                                                              28,459,078          2,850,060
Trust 2004-54, Cl. DS, (2.056)%, 11/25/30 4                                                              302,399             24,304
Trust 2005-105, Cl. S, 17.377%, 12/25/35 4                                                             9,218,925            678,803
Trust 2005-19, Cl. SA, 1.225%, 3/25/35 4                                                              16,297,487          1,158,908
Trust 2005-40, Cl. SA, 0.846%, 5/25/35 4                                                               2,961,841            203,805
Trust 2005-6, Cl. SE, 3.326%, 2/25/35 4                                                                3,414,464            296,355
Trust 2005-71, Cl. SA, 9.977%, 8/25/25 4                                                               5,948,701            462,833
Trust 2005-83, Cl. SL, 11.659%, 10/25/35 4                                                            11,919,716            871,697
Trust 2005-87, Cl. SE, 12.247%, 10/25/35 4                                                            21,906,966          1,528,280
Trust 2005-87, Cl. SG, 13.837%, 10/25/35 4                                                            17,226,755          1,614,174
Trust 2006-119, Cl. MS, 22.78%, 12/25/36 4                                                             9,671,848            731,383
Trust 2006-33, Cl. SP, 15.444%, 5/25/36 4                                                             13,474,400          1,244,539
Trust 2006-34, Cl. SK, 14.651%, 5/25/36 4                                                             18,820,539          1,726,331
Trust 222, Cl. 2, 14.433%, 6/1/23 4                                                                    2,295,656            543,687
Trust 240, Cl. 2, 17.308%, 9/1/23 4                                                                    2,796,161            642,924
Trust 247, Cl. 2, 14.164%, 10/1/23 4                                                                     191,207             50,523
Trust 252, Cl. 2, 14.3%, 11/1/23 4                                                                     2,023,194            499,077
Trust 254, Cl. 2, 8.508%, 1/1/24 4                                                                     3,490,640            863,316
Trust 2682, Cl. TQ, 12.29%, 10/15/33 4                                                                 5,242,464            402,229
Trust 273, Cl. 2, 13.126%, 8/1/26 4                                                                      512,025            116,264
Trust 2981, Cl. BS, 12.367%, 5/15/35 4                                                                 9,735,891            727,714
Trust 301, Cl. 2, 5.703%, 4/1/29 4                                                                     1,319,732            296,624
Trust 303, Cl. IO, (3.377)%, 11/1/29 4                                                                   158,118             37,749
Trust 319, Cl. 2, 10.717%, 2/1/32 4                                                                      802,247            186,362
Trust 321, Cl. 2, 8.867%, 4/1/32 4                                                                     3,314,530            768,261
Trust 322, Cl. 2, 16.524%, 4/1/32 4                                                                    4,272,910          1,011,365
Trust 324, Cl. 2, 5.85%, 7/1/32 4                                                                      2,629,560            602,862
Trust 331, Cl. 9, 11.319%, 2/1/33 4                                                                    8,433,566          2,090,961
Trust 334, Cl. 15, 8.69%, 2/1/33 4                                                                     5,175,958          1,211,166
Trust 334, Cl. 17, 23.16%, 2/1/33 4                                                                      263,882             60,919
Trust 339, Cl. 7, 9.534%, 7/1/33 4                                                                     9,085,923          2,147,141
Trust 342, Cl. 2, 6.625%, 9/1/33 4                                                                     1,594,878            373,417
Trust 344, Cl. 2, 5.109%, 12/1/33 4                                                                   42,706,902          9,792,427
Trust 345, Cl. 9, 8.864%, 1/1/34 4                                                                     5,661,125          1,346,928
Trust 354, Cl. 2, 5.133%, 11/1/34 4                                                                   13,733,095          3,316,028
Trust 362, Cl. 12, 9.377%, 8/1/35 4                                                                    9,242,787          2,139,462
Trust 362, Cl. 13, 9.359%, 8/1/35 4                                                                    5,124,810          1,176,865

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security:
Trust 1993-184, Cl. M, 5.606%, 9/25/23 5                                                        $        696,400   $        569,162
Trust 324, Cl. 1, 6.135%, 7/1/32 5                                                                       656,621            538,253
                                                                                                                   -----------------
                                                                                                                      1,195,065,711

------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
5.625%, 8/8/25-8/8/27 1                                                                                   22,339             22,461
7%, 7/29/09                                                                                                4,305              4,385
8.50%, 8/15/17-12/29/17                                                                                  221,733            239,281
9%, 3/1/09-6/29/09                                                                                         4,762              4,905
10.50%, 12/29/17-5/29/21                                                                                  17,302             20,186
11%, 11/8/19                                                                                              37,287             42,635
12%, 5/29/14                                                                                                 282                332
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 8.513%, 1/16/27 4                                                              1,419,145            142,819
Series 2002-15, Cl. SM, 6.07%, 2/16/32 4                                                               1,495,276            230,593
Series 2002-41, Cl. GS, 19.353%, 6/16/32 4                                                             1,135,193            290,410
Series 2002-76, Cl. SY, 6.441%, 12/16/26 4                                                               724,607             70,477
Series 2004-11, Cl. SM, 1.748%, 1/17/30 4                                                                242,111             39,241
Series 2006-47, Cl. SA, 31.192%, 8/16/36 4                                                            17,524,199          1,381,927
                                                                                                                   -----------------
                                                                                                                          2,489,652

------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--29.7%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--13.9%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D4, Cl. PS1, 2.706%, 4/14/29 4                                                  13,797,762            564,607
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                 3,580,000          3,538,159
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                6,320,000          6,347,058
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                        1,760,357          1,790,339
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                 1,557,946          1,587,816
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18-PW18,
Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%,
6/1/50                                                                                                17,675,000         17,854,512
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                                        142,663            140,461
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (6.902)%, 6/22/24 4                                       4,568,105            135,746

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL Continued
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                             $      1,150,000   $      1,149,759
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                             7,620,000          7,618,797
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49 8                                                             9,110,000          9,100,342
------------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5:
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A5, Cl. 1A1, 5.265%, 10/25/36 1                                                                  13,367,013         12,680,030
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A5, Cl. 1A13, 5.315%, 10/25/36 1                                                                  7,009,531          6,853,751
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               2,249,252          2,248,850
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                                   747,602            748,219
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             7,634,970          7,634,567
------------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                                4,112,103          4,133,178
------------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                                       3,581,303          3,447,202
------------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                    4,015,909          3,967,137
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                         3,018,393          3,016,328
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                  215,000            213,356
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                1,850,000          1,843,575
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                2,250,000          2,242,238
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                               2,000,000          1,976,127
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               6,378,000          6,393,115
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                                              17,310,000         17,417,099
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A2, 5.479%, 11/10/39 1                                                                  10,380,000         10,491,961
------------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, CMO, Series 2005-4F, Cl. 6A1, 6.50%,
2/25/35                                                                                                9,282,505          9,394,280
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                860,000            851,190
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              3,566,000          3,544,350
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                             9,520,000          9,646,824
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                              4,480,000          4,575,575
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             6,640,000          6,649,677

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL Continued
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2,
Commercial Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. AM,
4.78%, 7/1/42                                                                                   $      6,600,000   $      6,221,558
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Commercial Mortgage Finance Corp., Commercial Mtg.
Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                     4,431,688          4,630,461
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                2,700,000          2,695,959
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                                               10,240,000         10,257,395
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                               13,940,000         14,007,596
Series 2007-C1, Cl. A4, 5.424%, 2/11/40                                                                7,740,000          7,788,469
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 1.434%, 2/18/30 4                               4,539,525            117,543
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 3                                                                                                181,969            140,116
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   2,113,708          2,093,406
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                   57,747             57,542
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 5.239%, 10/25/36 1                                                            21,522,438         21,205,385
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                5,784,200          5,798,037
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                            182,000            193,005
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                1,292,303          1,285,886
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                              5,485,305          5,422,237
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                    5,756,394          5,745,781
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, (5.456)%, 5/18/32 4                           172,540,333            265,850
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                    3,830,000          3,813,560
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                   2,146,000          2,151,022
------------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.047%, 9/25/33 1                                                             6,321,620          6,285,346
Series 2006-AR8, Cl. 2A1, 6.133%, 8/25/36 1                                                           18,818,842         18,815,426
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through
Certificates, Series 2004-V, Cl. 1A1, 3.836%, 10/1/34 1                                               11,500,434         11,383,176
                                                                                                                   -----------------
                                                                                                                        300,170,981

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

MANUFACTURED HOUSING--1.5%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.102%, 9/25/36 1                         $     14,697,682   $     14,730,120
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.10%, 3/25/36 1                                              17,073,965         16,947,337
                                                                                                                   -----------------
                                                                                                                         31,677,457

------------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--8.8%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                                              10,137,125         10,100,505
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 1                                                             12,097,816         12,004,159
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.802%, 10/25/36 1                                                                    6,770,362          6,822,386
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.894%, 7/25/36 1                                             5,081,369          5,126,564
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                             10,018,000          9,576,220
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                              7,710,000          7,323,490
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 1                                                             8,671,453          8,777,644
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 1                                                          12,185,295         11,907,318
Series 2007-HY1, Cl. 1A1, 5.695%, 4/25/37 1                                                           12,361,352         12,414,913
------------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                                 7,166,000          6,858,991
Series 2005-AR4, Cl. 2A1, 5.292%, 7/19/35 1                                                           13,542,118         13,588,938
------------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.152%, 11/25/35 1                                                          20,119,974         20,103,999
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.007%, 6/25/37 1                                               16,447,025         16,538,263
------------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1,
5.115%, 7/25/45 1                                                                                         73,499             73,340
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-A R2, Cl. 2A3, 5.10%, 3/1/36                                   12,854,143         12,847,578
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg.
Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.993%, 12/25/34 1                                  4,010,168          3,954,153
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.54%, 9/25/34 1                                                  3,326,127          3,275,436
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.547%, 3/25/35 1                                 2,609,580          2,588,730
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                                 4,097,193          4,064,236
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 1                                                           6,267,986          6,314,963
Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                                                            8,125,263          8,171,089

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

MULTIFAMILY Continued
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2. Cl. 2A6, 5.10%, 3/25/36 1                           $      3,247,983   $      3,223,895
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36 1                                 3,647,072          3,631,600
                                                                                                                   -----------------
                                                                                                                        189,288,410

------------------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.756%, 2/25/32 1                                                                    3,968,602          4,034,858
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 62.025%, 10/23/17 4                                            8,386              1,040
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 1.026%, 10/23/17 5                                             12,411             11,562
                                                                                                                   -----------------
                                                                                                                          4,047,460

------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--5.3%
Chase Mortgage Finance Trust Series 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                                     4,500,000          4,424,711
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                                                               9,396,000          9,067,871
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                6,625,324          6,769,378
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                3,577,168          3,589,354
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 1                                               4,750,000          4,771,948
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                 4,203,399          4,201,622
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                  3,080,980          3,077,538
------------------------------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.004%, 8/1/22 1                                                             19,673,970         19,406,527
------------------------------------------------------------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                                          18,311,475         18,200,618
Series 2007-HY6, Cl. 2A1, 5.702%, 6/25/37 1                                                           12,382,821         12,227,532
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Mtg. Pass-Through Certificates,
2007-A, Cl. 1A8, 6%, 2/25/37                                                                          15,697,359         15,746,030
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.535%, 4/1/36 1                                  8,098,511          7,360,818
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                      6,821,124          6,786,529
                                                                                                                   -----------------
                                                                                                                        115,630,476
                                                                                                                   -----------------
Total Mortgage-Backed Obligations (Cost $1,809,761,270)                                                               1,838,370,147

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--0.3%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 3.862%, 2/15/13 8,9                                                $      1,520,000   $      1,270,580
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 9/30/12 8                                                                   5,950,000          6,160,576
                                                                                                                   -----------------
Total U.S. Government Obligations (Cost $7,171,075)                                                                       7,431,156

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--17.1%
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                         6,950,000          7,085,330
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 10                                                          23,090,000         20,131,709
------------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                        12,195,000         12,306,535
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                          7,560,000          7,265,871
------------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                                           7,245,000          7,700,471
------------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 2                                                  6,985,000          5,534,076
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                           6,190,000          5,703,379
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                      5,130,000          5,303,368
------------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                         5,029,000          4,785,441
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 1                                                      3,860,000          4,042,014
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                6,350,000          5,750,795
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08 8                                          3,775,000          3,411,637
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 2                                                          10,245,000         10,212,913
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                     7,080,000          7,106,550
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                                 5,694,000          5,536,020
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                       4,083,000          4,741,082
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 3                                                        4,070,000          4,064,913
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                      4,675,000          4,628,250
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                     9,370,000          9,381,713
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                           1,170,000          1,181,110
------------------------------------------------------------------------------------------------------------------------------------
Equus Cayman Finance Ltd., 5.50% Unsub. Nts., 9/12/08 2                                                1,780,000          1,779,379
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 8                                               15,830,000         15,113,693
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 1                                                          530,000            549,875
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                     7,415,000          6,235,058
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 8                                       17,505,000         15,856,677
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,10                                                  30,900,000         25,213,844
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                22,900,000         21,221,453
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 2                             3,145,000          3,156,561
------------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,3                                           1,535,000          1,569,538
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                               6,075,000          6,189,398
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 8                                                         6,355,000          6,056,251
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                          2,625,000          2,678,130
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                             9,495,000          9,739,107

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34 7                                             $      4,160,000   $      3,309,613
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1                                                16,930,000         15,564,646
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                           11,840,000         11,840,000
------------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                            7,977,000          8,409,856
------------------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.75% Credit Sensitive Nts., 6/1/20 1                                         85,000            111,764
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                      6,495,000          6,714,947
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,11                                  200,000                  2
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                                1,160,664          1,144,928
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                                                    5,450,000          5,398,781
4.70% Nts., 6/30/09                                                                                    6,799,000          6,734,382
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                                            9,165,000         11,003,774
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 2                                              8,725,000         10,314,172
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                4,465,000          4,157,527
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 3                                                              729,000            729,000
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,11,12                                                      476,601                 --
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                                                          1,780,000          1,737,308
4% Nts., 1/15/09                                                                                       6,926,000          6,673,921
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09 8                                        3,565,000          2,834,175
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                3,060,000          3,191,063
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 3                                                           5,370,000          5,081,363
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                                       1,795,000          1,761,344
------------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                    2,712,000          2,775,241
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                    7,494,000          7,734,993
                                                                                                                   -----------------
Total Corporate Bonds and Notes (Cost $380,562,268)                                                                     368,454,941

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. (Cost $9)                                                                            181              7,095

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------

RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,13                                                    150                 --
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 3,13                                                              2,028                 71
                                                                                                                   -----------------
Total Rights, Warrants and Certificates (Cost $5,577)                                                                            71

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES--2.5%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.03% 14,15
(Cost $52,911,646)                                                                                    52,911,646   $     52,911,646
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,360,232,048)                                                         2,373,386,828

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.3% 16
------------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 4.38%, 1/2/08                                                               $      2,999,928          2,999,928
------------------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.16%, 1/29/08                                                          2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.99% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,250,000)
with Bank of America NA, 4.50%, dated 12/31/07, to be repurchased at
$19,945,354 on 1/2/08, collateralized by U.S. Agency Mortgages, 5%, 5/1/35,
with a value of $1,020,000,000                                                                        19,940,369         19,940,369
------------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.04%, 3/17/08                                                            3,000,000          3,000,000
                                                                                                                   -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $27,940,297)                                                                                                       27,940,297

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,388,172,345)                                                          111.3%     2,401,327,125
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (11.3)      (244,454,145)
                                                                                                ------------------------------------
NET ASSETS                                                                                                 100.0%  $  2,156,872,980
                                                                                                ====================================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $68,999,594 or 3.20% of the Fund's net assets as of December 31, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of December
31, 2007 was $20,756,763, which represents 0.96% of the Fund's net assets. See
Note 8 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $60,205,794 or 2.79% of the Fund's net assets as of December 31, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $1,572,139 or 0.07% of the Fund's net assets as of
December 31, 2007.

6. When-issued security or delayed delivery to be delivered and settled after
December 31, 2007. See Note 1 of accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,460,514. See Note 6 of accompanying Notes.

8. Partial or fully-loaned security. See Note 9 of accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Issue is in default. See Note 1 of accompanying Notes.

12. Interest or dividend is paid-in-kind, when applicable.

13. Non-income producing security.

14. Rate shown is the 7-day yield as of December 31, 2007.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES           GROSS           GROSS              SHARES
                              DECEMBER 31, 2006       ADDITIONS      REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E             67,486,873   1,076,035,420   1,090,610,647          52,911,646

                                                                                           DIVIDEND
                                                                          VALUE              INCOME
----------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                $  52,911,646          $4,729,851

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

17. Short-fall security.

---------------------------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                          NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                                           BUY/SELL   CONTRACTS         DATE          VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

U.S. Long Bonds                                                     Buy       2,208      3/19/08   $256,956,000   $   (1,620,615)
U.S. Treasury Nts., 2 yr.                                          Sell       1,928      3/31/08    405,362,000           63,381
U.S. Treasury Nts., 5 yr.                                          Sell         437      3/31/08     48,192,906          (42,851)
U.S. Treasury Nts., 10 yr.                                         Sell           9      3/19/08      1,020,516          (10,658)
                                                                                                                  ---------------
                                                                                                                  $   (1,610,743)
                                                                                                                  ===============

---------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    PAY/
                                                                      NOTIONAL   RECEIVE                    PREMIUM
SWAP                                                      BUY/SELL      AMOUNT     FIXED   TERMINATION        PAID/
COUNTERPARTY  REFERENCE ENTITY                   CREDIT PROTECTION      (000S)      RATE          DATE   (RECEIVED)        VALUE
---------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
              Beazer Homes USA, Inc.                          Sell   $   1,690    2.1000%      6/20/08   $       --   $  (90,389)
              Capmark Financial Group, Inc.                   Sell       3,950    1.0000       6/20/12           --     (787,273)
              CDX.NA.IG.9 Index                               Sell      38,560    0.6000      12/20/12     (240,958)    (283,385)
              CDX.NA.IG.9 Index                               Sell      19,275    0.6000      12/20/12     (145,096)    (141,656)
              Countrywide Home Loans, Inc.                    Sell       5,980    0.7500       9/20/08           --     (876,642)
              Dillard's, Inc.                                 Sell       3,610    1.9000      12/20/08           --      (23,850)
              General Mills, Inc.                             Sell       3,390    0.4000      12/20/12           --       (4,266)
              iStar Financial, Inc.                           Sell       5,555    4.4000      12/20/12           --       96,167

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    PAY/
                                                                      NOTIONAL   RECEIVE                    PREMIUM
SWAP                                               BUY/SELL CREDIT      AMOUNT     FIXED   TERMINATION        PAID/
COUNTERPARTY  REFERENCE ENTITY                          PROTECTION      (000S)      RATE          DATE   (RECEIVED)        VALUE
---------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc: Continued
              Lehman Brothers Holdings, Inc.                  Sell   $   8,735    0.4900%      9/20/10   $       --   $ (221,320)
              Merrill Lynch $amp; Co., Inc.                   Sell      18,610    0.6800       9/20/08           --     (158,397)
              Six Flags, Inc.                                 Sell       4,885    8.2500      12/20/08           --      (68,848)
              Toys "R" Us, Inc.                               Sell       4,370    1.4500       9/20/08           --      (86,926)
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
              ArvinMeritor, Inc.                              Sell       6,980    1.5500       9/20/08           --      (86,503)
              Freescale Semiconductor, Inc.                   Sell       3,600    0.6000       3/20/08           --      (14,991)
              Freescale Semiconductor, Inc.                   Sell       4,100    0.7500       3/20/08           --      (15,523)
              Intelsat Ltd.                                   Sell       4,600    3.4500       9/20/08           --      (25,333)
              Quebecor World, Inc.                            Sell       5,125    2.6000       9/20/08           --     (461,122)
              Rite Aid Corp.                                  Sell       6,565    0.8750       6/20/08           --     (146,916)
              Saks, Inc.                                      Sell       7,380    2.0000       9/20/08           --      (22,723)
              The Goodyear Tire $amp; Rubber Co.              Sell       7,205    1.5500       9/20/08           --       15,723
              TXU Corp.                                       Sell       1,680    5.9100      12/20/12           --       48,611
              TXU Corp.                                       Sell       1,620    6.0500      12/20/12           --       55,682
              TXU Corp.                                       Sell       1,685    6.0000      12/20/12           --       48,761
              Univision Communications,  Inc.                 Sell       1,840    0.7500       3/20/08           --       (5,302)
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
              ABX.HE.AA.06-2 Index                            Sell       2,000    0.1700       5/25/46     (239,981)    (762,306)
              Allied Waste North America, Inc.                Sell       1,830    2.0000       9/20/09           --       (8,912)
              Allied Waste North America, Inc.                Sell       3,020    2.0000       9/20/09           --      (14,707)
              Capital One Bank                                 Buy       6,035    1.7000      12/20/12           --      106,601
              Capital One Bank                                 Buy       3,210    1.8000      12/20/12           --       41,165
              CDX.NA.HY.8 Index                               Sell       4,130    2.7500       6/20/12     (284,282)    (205,085)
              CDX.NA.HY.8 Index                               Sell       3,885    2.7500       6/20/12     (337,186)    (192,919)
              CDX.NA.HY.8 Index                               Sell       3,885    2.7500       6/20/12     (235,204)    (192,919)
              CDX.NA.HY.8 Index                               Sell       1,995    2.7500       6/20/12     (160,528)     (99,066)
              CDX.NA.IG.9 Index                               Sell      77,960    0.6000      12/20/12     (469,803)    (587,812)
              CDX.NA.IG.9 Index                               Sell      38,975    0.6000      12/20/12     (222,078)    (293,868)
              Centex Corp.                                    Sell       1,765    1.5500       9/20/09           --      (79,796)
              CIT Group, Inc.                                 Sell         850    5.0000      12/20/08           --        5,285
              Countrywide Home Loans, Inc.                    Sell       5,180    3.2500       9/20/08           --     (671,485)
              Dillard's, Inc.                                 Sell       2,055    0.7500       9/20/08           --      (37,354)
              Georgia-Pacific Corp.                           Sell       7,075    1.7500       9/20/08           --       44,785
              Intelsat Ltd.                                   Sell       1,830    2.8500       9/20/08           --      (11,254)
              iStar Financial, Inc.                           Sell       5,320    3.0000      12/20/08           --      (97,645)
              iStar Financial, Inc.                           Sell         880    4.3200      12/20/12           --        9,883
              iStar Financial, Inc.                           Sell         320    4.5000      12/20/12           --        6,721
              iStar Financial, Inc.                           Sell       9,140    2.9250      12/20/08           --     (174,339)
              Lehman Brothers Holdings, Inc.                  Sell       9,920    1.4100       9/20/08           --        1,770
              Levi Strauss $amp; Co.                          Sell       2,965    0.9000       9/20/08           --      (31,866)
              Levi Strauss $amp; Co.                          Sell       3,920    1.0000       9/20/08           --      (39,207)
              MBIA, Inc.                                      Sell       2,670    4.9000      12/20/12           --     (121,707)
              MBIA, Inc.                                      Sell       4,340    0.5200       9/20/08           --     (253,458)
              MBIA, Inc.                                      Sell       4,350    0.6000       9/20/08           --     (251,771)
              Merrill Lynch $amp; Co., Inc.                   Sell       3,610    1.8500       6/20/08           --       11,642

                                                                                    PAY/
                                                                      NOTIONAL   RECEIVE                    PREMIUM
SWAP                                               BUY/SELL CREDIT      AMOUNT     FIXED   TERMINATION        PAID/
COUNTERPARTY  REFERENCE ENTITY                          PROTECTION      (000S)      RATE          DATE   (RECEIVED)        VALUE
---------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG: Continued
              Owens-Illinois, Inc.                            Sell   $   3,880    1.2500%      9/20/08   $       --   $    8,573
              Tenet Healthcare Corp.                          Sell       6,900    1.6000       3/20/09           --     (172,047)
              The Bear Stearns Cos., Inc.                     Sell      18,130    2.3500       9/20/08           --       37,348
              Washington Mutual, Inc.                         Sell       5,895    4.5000      12/20/08           --      (31,450)
              Washington Mutual, Inc.                         Sell       1,195    4.5000      12/20/08           --       (6,375)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
              ABX.HE.AA.06-2 Index                            Sell       2,680    0.1700       5/25/46   (1,058,537)  (1,018,337)
              ABX.HE.AA.06-2 Index                            Sell         730    0.1700       5/25/46      (60,146)    (277,383)
              Amkor Technology, Inc.                          Sell         620    2.6500       9/20/08           --        5,360
              Capmark Financial Group, Inc.                   Sell       4,595    0.9500       6/20/12           --     (914,548)
              Citigroup, Inc.                                 Sell       6,105    1.2500       9/20/08           --     (155,673)
              D.R. Horton, Inc.                               Sell       2,490    4.2100      12/20/08           --       (2,686)
              Dole Food Co., Inc.                             Sell       7,090    3.8800       9/20/08           --      (31,916)
              First Data Corp.                                Sell       4,365    1.1500       9/20/08           --      (31,477)
              General Mills, Inc.                             Sell       6,860    0.3800      12/20/12           --       (1,889)
              iStar Financial, Inc.                           Sell       1,445    3.9500      12/20/12           --        1,017
              K. Hovnanian Enterprises, Inc.                  Sell       3,185    6.7500       9/20/08           --     (250,353)
              Merrill Lynch $amp; Co., Inc.                       Sell       8,170    1.8500       6/20/08           --       27,658
              Pulte Homes, Inc.                               Sell       7,100    2.7500       9/20/09           --     (223,313)
              Quebecor World, Inc.                            Sell       2,130    3.0000       9/20/08           --     (161,054)
              Sara Lee Corp.                                   Buy       5,975    0.4190       9/20/12           --      (20,734)
              Six Flags, Inc.                                 Sell         315   10.8500      12/20/08           --        2,148
              Smurfit-Stone Container
              Enterprises, Inc.                               Sell       7,175    1.4500       9/20/08           --        1,558
              Standard Pacific Corp.                          Sell       3,865    6.6250       9/20/08           --     (395,481)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
              ABX.HE.AA.06-2 Index                            Sell         990    0.1700       5/25/46     (242,494)    (375,654)
              Capital One Bank                                 Buy       3,635    1.8000      12/20/12           --       58,332
              Dole Food Co., Inc.                             Sell       1,320    3.4500       9/20/08           --       (4,168)
              D.R. Horton, Inc.                               Sell       7,430    4.2000      12/20/08           --       (3,611)
              General Mills, Inc.                             Sell       4,915    0.4000      12/20/12           --       (2,156)
              Georgia-Pacific LLC                             Sell         800    0.8000      12/20/08           --       (4,457)
              Harrah's Operating Co., Inc.                    Sell       2,620    2.6000      12/20/08           --      (20,221)
              Levi Strauss $amp; Co.                              Sell       1,400    1.7500       9/20/08           --       (3,597)
              Morgan Stanley                                  Sell      18,645    0.6400       9/20/08           --      (79,318)
              Nortel Networks Corp.                           Sell       1,135    1.8500       9/20/08           --       (2,791)
              Residential Capital LLC                         Sell       5,000    5.0000       6/20/08     (650,000)    (547,221)
              Rite Aid Corp.                                  Sell       1,750    3.3000       9/20/08           --      (21,949)
              Saks, Inc.                                      Sell       1,100    2.2000      12/20/08           --       (2,360)
              The Bear Stearns Cos., Inc.                     Sell       3,100    2.1000       9/20/08           --        1,208
              Toys "R" Us, Inc.                               Sell       1,400    3.3000       9/20/08           --       (9,244)
              Tribune Co.                                     Sell       2,390    7.3500      12/20/08           --     (117,301)
              Univision Communications, Inc.                  Sell         860    3.0000      12/20/08           --       (5,303)
              Univision Communications, Inc.                  Sell       7,420    3.0000      12/20/08           --      (28,015)
              Washington Mutual, Inc.                         Sell       2,785    4.4000      12/20/08           --      (25,367)

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   PAY/
                                                                     NOTIONAL   RECEIVE                      PREMIUM
SWAP                                              BUY/SELL CREDIT      AMOUNT     FIXED   TERMINATION          PAID/
COUNTERPARTY  REFERENCE ENTITY                         PROTECTION      (000S)      RATE          DATE     (RECEIVED)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital Services, Inc:
              ABX.HE.AA.06-2 Index                           Sell   $     600    0.1700%      5/25/46   $   (47,935)  $   (227,669)
              ABX.HE.AA.06-2 Index                           Sell       1,240    0.1700       5/25/46      (123,994)      (465,119)
              Beazer Homes USA, Inc.                         Sell       4,840    2.1500       6/20/08            --       (224,130)
              CDX.NA.IG.9 Index                              Sell      24,160    0.6000      12/20/12      (191,276)      (182,967)
              Clear Channel
              Communications, Inc.                           Sell         450    6.3000       9/20/12            --         16,761
              Countrywide Home Loans, Inc.                   Sell       4,080    0.7500       9/20/08            --       (538,425)
              Countrywide Home Loans, Inc.                   Sell      11,880    0.4200       6/20/09            --     (2,417,240)
              Dow Jones
              CDX.NA.IG.HVOL.7 Index                         Sell      17,000    0.7500      12/20/11       (64,344)      (662,672)
              First Data Corp.                               Sell       2,675    1.3500       9/20/08            --        (18,590)
              Ford Motor Co.                                 Sell       4,900    6.0500      12/20/17            --       (415,385)
              Ford Motor Co.                                 Sell       6,445    7.1500      12/20/16            --       (182,743)
              Ford Motor Co.                                 Sell       3,065    7.0500      12/20/16            --       (101,174)
              General Motors Corp.                           Sell       2,860    5.0500      12/20/17            --       (330,958)
              General Motors Corp.                           Sell       3,250    5.8000      12/20/16            --       (235,178)
              General Motors Corp.                           Sell       3,440    5.7500      12/20/16            --       (257,180)
              Harrah's Operating Co., Inc.                   Sell       5,585    2.2000       9/20/08            --        (30,732)
              Inco Ltd.                                       Buy       3,670    0.6300       3/20/17            --        (18,557)
              Inco Ltd.                                       Buy       3,660    0.7000       3/20/17            --        (37,650)
              Intelsat Ltd.                                  Sell         650    2.7500      12/20/08            --         (8,673)
              J.C. Penney Co., Inc.                          Sell       5,215    1.3000      12/20/17            --       (206,012)
              J.C. Penney Co., Inc.                          Sell       4,665    1.0700      12/20/17            --       (262,027)
              K. Hovnanian Enterprises, Inc.                 Sell       1,950    1.8500       6/20/08            --       (133,371)
              K. Hovnanian Enterprises, Inc.                 Sell       1,950    1.8500       6/20/08            --       (133,371)
              Kohl's Corp.                                    Buy       7,745    0.8700      12/20/17            --        129,594
              Kohl's Corp.                                    Buy       6,995    0.6600      12/20/17            --        229,033
              Lennar Corp.                                   Sell       7,820    2.9000      12/20/08            --       (297,700)
              Residential Capital LLC                        Sell       1,095    5.0000       6/20/08      (147,825)      (131,712)
              Residential Capital LLC                        Sell       1,525    5.0000       6/20/08      (221,125)      (183,434)
              Residential Capital LLC                        Sell       2,800    5.0000       6/20/08      (406,000)      (336,798)
              Residential Capital LLC                        Sell      10,585    6.1200       9/20/08            --     (1,730,851)
              Sara Lee Corp.                                  Buy       1,510    0.3900       9/20/12            --         (5,624)
              Sara Lee Corp.                                  Buy       7,680    0.4180       9/20/12            --        (36,114)
              Toys "R" Us, Inc.                              Sell       2,605    2.5500       9/20/08            --        (28,038)
              Tribune Co.                                    Sell       4,225    1.0000       6/20/08            --       (190,338)
              Vale Overseas Ltd.                             Sell       3,670    1.1000       3/20/17            --        (64,256)
              Vale Overseas Ltd.                             Sell       3,660    1.1700       3/20/17            --        (45,391)
                                                                                                        ---------------------------
                                                                                                        $(5,548,792)  $(21,724,983)
                                                                                                        ===========================

------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL            PAID BY              RECEIVED BY   TERMINATION
COUNTERPARTY                        AMOUNT           THE FUND                 THE FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------

                                                  Three-Month
Credit Suisse International   $ 19,780,000      USD BBA LIBOR                    5.428%       8/7/17   $ 1,362,526
------------------------------------------------------------------------------------------------------------------
                                                  Three-Month
Deutsche Bank AG                16,700,000      USD BBA LIBOR                    5.445        8/8/17     1,275,263
                                                                                                       -----------
                                                                                                       $ 2,637,789
                                                                                                       ===========

Index abbreviation is as follows:
BBA LIBOR British Bankers' Association London-Interbank Offered Rate

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL            PAID BY              RECEIVED BY   TERMINATION
COUNTERPARTY                        AMOUNT           THE FUND                 THE FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------

                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA         8.5+ Index minus
Barclays Bank plc             $ 31,280,000         8.5+ Index          20 basis points        6/1/08   $   524,934
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA         8.5+ Index minus
                                19,020,000         8.5+ Index          45 basis points        2/1/08       331,688

                                             If negative, the         If positive, the
                                               absolute value      Total Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA       8.5+ Index plus 60
                                56,660,000         8.5+ Index             basis points        2/1/08     1,037,666

                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA         8.5+ Index minus
                                14,960,000         8.5+ Index          20 basis points        5/1/08       264,003

                                             If negative, the         If positive, the
                                               absolute value      Total Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA       8.5+ Index plus 25
                                 5,100,000         8.5+ Index             basis points        2/1/08        91,913

                                             If negative, the   If positive, the Total
                                               absolute value            Return of the
                                                of the Lehman          Lehman Brothers
                                                Brothers U.S.            U.S. CMBS AAA
                                                     CMBS AAA       8.5+ Index plus 55
                                 1,976,000         8.5+ Index             basis points        5/1/08        36,106

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL        PAID BY THE          RECEIVED BY THE   TERMINATION
COUNTERPARTY                        AMOUNT               FUND                     FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------

Lehman Brothers Special Financing, Inc.:
                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 25
                              $ 11,550,000         8.5+ Index             basis points        5/1/08   $   201,785

                                             If negative, the         If positive, the
                                               absolute value          Total Return of
                                                of the Lehman               the Lehman
                                                Brothers U.S.            Brothers U.S.
                                                     CMBS AAA            CMBS AAA 8.5+
                                23,460,000         8.5+ Index                    Index        2/1/08       414,259

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 40
                                36,400,000         8.5+ Index             basis points        6/1/08       629,233

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 20
                                27,300,000         8.5+ Index             basis points        5/1/08       479,270

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 60
                                20,687,000         8.5+ Index             basis points        2/1/08       374,601

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 55
                                31,250,000         8.5+ Index             basis points        5/1/08       564,705

                                                                      If positive, the
                                             If negative, the          Total Return of
                                               absolute value               the Lehman
                                                of the Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 25
                                10,540,000         8.5+ Index             basis points        3/1/08       184,139

SWAP                              NOTIONAL        PAID BY THE          RECEIVED BY THE   TERMINATION
COUNTERPARTY                        AMOUNT               FUND                     FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------

Lehman Brothers Special Financing, Inc.: Continued

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 45
                              $ 39,950,000         8.5+ Index             basis points        5/1/08   $   718,922
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 25
                                 5,250,000         8.5+ Index             basis points        5/1/08        80,808

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 40
                                25,800,000         8.5+ Index             basis points        6/1/08       394,491

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 90
                                31,280,000         8.5+ Index             basis points        6/1/08       505,144

                                                 If negative,         If positive, the
                                                 the absolute          Total Return of
                                                 value of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index plus 110
                                 2,500,000         8.5+ Index             basis points       1/31/08        40,721

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
------------------------------------------------------------------------------------------------------------------
SWAP                              NOTIONAL        PAID BY THE          RECEIVED BY THE   TERMINATION
COUNTERPARTY                        AMOUNT               FUND                     FUND          DATE         VALUE
------------------------------------------------------------------------------------------------------------------

UBS AG:
                                             If negative, the         If positive, the
                                               absolute value          Total Return of
                                                       of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA           Index minus 20
                              $  9,400,000         8.5+ Index             basis points        5/1/08   $   166,171

                                             If negative, the         If positive, the
                                               absolute value          Total Return of
                                                       of the               the Lehman
                                                       Lehman            Brothers U.S.
                                                Brothers U.S.            CMBS AAA 8.5+
                                                     CMBS AAA            Index plus 60
                                25,538,000         8.5+ Index             basis points        2/1/08       469,048
                                                                                                       -----------
                                                                                                       $ 7,509,607
                                                                                                       ===========

Index abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,335,260,699)                                               $ 2,348,415,479
Affiliated companies (cost $52,911,646)                                                         52,911,646
                                                                                           ----------------

                                                                                             2,401,327,125
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               180,942
-----------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $3,837,059)                                                   7,926,668
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        13,983,322
Investments sold (including $5,601,225 sold on a when-issued or
delayed delivery basis)                                                                          7,541,377
Shares of beneficial interest sold                                                               5,587,459
Futures margins                                                                                    770,058
Other                                                                                               37,261
                                                                                           ----------------
Total assets                                                                                 2,437,354,212

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                      27,940,297
-----------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $1,711,733)                                                  19,504,255
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $229,041,129 purchased on a
when-issued or delayed delivery basis)                                                         229,993,438
Shares of beneficial interest redeemed                                                           1,803,227
Distribution and service plan fees                                                                 783,421
Transfer and shareholder servicing agent fees                                                      262,287
Shareholder communications                                                                         116,446
Trustees' compensation                                                                              14,404
Dividends                                                                                              654
Other                                                                                               62,803
                                                                                           ----------------
Total liabilities                                                                              280,481,232

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 2,156,872,980
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $       212,039
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   2,156,676,533
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                8,250,048
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (13,780,882)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       5,515,242
                                                                                           ----------------
NET ASSETS                                                                                 $ 2,156,872,980
                                                                                           ================

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $954,824,988
and 93,822,513 shares of beneficial interest outstanding)                                          $ 10.18
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                                    $ 10.69
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $99,281,972 and 9,758,770 shares of
beneficial interest outstanding)                                                                   $ 10.17
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $194,070,965 and 19,057,152 shares
of beneficial interest outstanding)                                                                $ 10.18
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $84,017,175 and 8,258,697 shares of
beneficial interest outstanding)                                                                   $ 10.17
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$824,677,880 and 81,142,345 shares of beneficial interest outstanding)                             $ 10.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Interest                                                                                      $ 95,173,615
-----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                               3,834
Affiliated companies                                                                             4,729,851
-----------------------------------------------------------------------------------------------------------
Fee income                                                                                         485,184
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             167,857
-----------------------------------------------------------------------------------------------------------
Other income                                                                                        27,062
                                                                                              -------------
Total investment income                                                                        100,587,403

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                  7,604,231
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          1,917,656
Class B                                                                                          1,066,081
Class C                                                                                          1,720,037
Class N                                                                                            352,395
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          1,323,040
Class B                                                                                            320,995
Class C                                                                                            339,472
Class N                                                                                            220,919
Class Y                                                                                            255,495
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            136,113
Class B                                                                                             50,358
Class C                                                                                             34,796
Class N                                                                                              5,887
Class Y                                                                                                498
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              33,430
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         10,832
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                          1,500
-----------------------------------------------------------------------------------------------------------
Other                                                                                               93,606
                                                                                              -------------
Total expenses                                                                                  15,487,341
Less reduction to custodian expenses                                                                (1,175)
Less waivers and reimbursements of expenses                                                       (346,436)
                                                                                              -------------
Net expenses                                                                                    15,139,730

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           85,447,673

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                                            798,663
Closing and expiration of futures contracts                                                     (2,174,114)
Foreign currency transactions                                                                          752
Swap contracts                                                                                 (11,150,233)
                                                                                              -------------
Net realized loss                                                                              (12,524,932)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                     12,755,947
Futures contracts                                                                                 (855,488)
Swap contracts                                                                                  (6,256,668)
                                                                                              -------------
Net change in unrealized appreciation                                                            5,643,791

-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ 78,566,532
                                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                               2007                2006
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $   85,447,673   $      53,623,801
-------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                              (12,524,932)         (1,035,336)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                             5,643,791           6,048,394
                                                                                            -----------------------------------
Net increase in net assets resulting from operations                                            78,566,532          58,636,859

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                        (29,656,191)        (27,534,042)
Class B                                                                                         (3,253,244)         (4,835,065)
Class C                                                                                         (5,234,319)         (5,213,068)
Class N                                                                                         (2,495,333)         (2,161,598)
Class Y                                                                                        (25,916,933)        (16,289,181)
                                                                                            -----------------------------------
                                                                                               (66,556,020)        (56,032,954)

-------------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution from net investment income:
Class A                                                                                         (8,456,006)                 --
Class B                                                                                         (1,158,167)                 --
Class C                                                                                         (1,868,050)                 --
Class N                                                                                           (765,637)                 --
Class Y                                                                                         (6,699,873)                 --
                                                                                            -----------------------------------
                                                                                               (18,947,733)                 --

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                        287,770,231         180,785,033
Class B                                                                                        (16,382,772)         (8,537,515)
Class C                                                                                         45,361,474          40,154,490
Class N                                                                                         26,067,879          22,271,562
Class Y                                                                                        391,767,895         261,623,548
                                                                                            -----------------------------------
                                                                                               734,584,707         496,297,118

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 727,647,486         498,901,023
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          1,429,225,494         930,324,471
                                                                                            -----------------------------------
End of period (including accumulated net investment income (loss) of
$8,250,048 and $(365,803), respectively)                                                    $2,156,872,980   $   1,429,225,494
                                                                                            ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.24     $   10.44     $   10.38     $   10.14
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .50 1         .47 1         .42 1         .38 1         .35
Net realized and unrealized gain (loss)                (.05)          .01          (.18)          .12           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .45           .48           .24           .50           .59
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.39)         (.49)         (.44)         (.44)         (.35)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.50)         (.49)         (.44)         (.44)         (.35)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.18     $   10.23     $   10.24     $   10.44     $   10.38
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.49%         4.84%         2.35%         4.90%         5.87%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 954,825     $ 670,012     $ 488,889     $ 344,205     $ 382,966
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 779,234     $ 566,159     $ 423,182     $ 353,046     $ 382,420
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.89%         4.66%         4.12%         3.63%         3.39%
Total expenses                                         0.88% 4       0.96% 4       1.06%         1.10%         1.10%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     0.87%         0.90%         0.90%         0.93%         1.10%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 0.89%
   Year Ended December 31, 2006                 0.96%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.23     $   10.44     $   10.37     $   10.13
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .42 1         .40 1         .35 1         .30 1         .27
Net realized and unrealized gain (loss)                (.06)          .01          (.20)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .36           .41           .15           .43           .51
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.41)         (.36)         (.36)         (.27)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.42)         (.41)         (.36)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.17     $   10.23     $   10.23     $   10.44     $   10.37
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%         4.17%         1.50%         4.21%         5.05%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  99,282     $ 116,230     $ 125,069     $ 148,445     $ 197,774
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 106,727     $ 118,240     $ 135,296     $ 167,685     $ 216,853
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.13%         3.92%         3.37%         2.86%         2.61%
Total expenses                                         1.79% 4       1.86% 4       1.91%         1.91%         1.87%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.64%         1.65%         1.65%         1.69%         1.87%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 1.80%
   Year Ended December 31, 2006                 1.86%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.24     $   10.24     $   10.45     $   10.39     $   10.14
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .42 1         .40 1         .35 1         .30 1         .27
Net realized and unrealized gain (loss)                (.06)          .01          (.20)          .12           .25
                                                  ------------------------------------------------------------------
Total from investment operations                        .36           .41           .15           .42           .52
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.41)         (.36)         (.36)         (.27)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.42)         (.41)         (.36)         (.36)         (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.18     $   10.24     $   10.24     $   10.45     $   10.39
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%         4.16%         1.49%         4.12%         5.18%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 194,071     $ 149,440     $ 109,207     $  84,696     $  90,583
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 172,144     $ 126,593     $  94,742     $  86,020     $  96,361
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.12%         3.92%         3.37%         2.87%         2.64%
Total expenses                                         1.66% 4       1.76% 4       1.86%         1.87%         1.84%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.64%         1.65%         1.65%         1.68%         1.84%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 1.67%
   Year Ended December 31, 2006                 1.76%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.23     $   10.23     $   10.44     $   10.37     $   10.13
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .47 1         .45 1         .40 1         .35 1         .31
Net realized and unrealized gain (loss)                (.06)          .01          (.19)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                       (.36)          .46           .21           .48           .55
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.36)         (.46)         (.42)         (.41)         (.31)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.47)         (.46)         (.42)         (.41)         (.31)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.17     $   10.23     $   10.23     $   10.44     $   10.37
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.11%         4.68%         1.99%         4.71%         5.51%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  84,017     $  58,232     $  35,836     $  25,580     $  17,732
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  70,555     $  46,672     $  30,274     $  21,411     $  15,338
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.62%         4.42%         3.87%         3.38%         3.03%
Total expenses                                         1.26% 4       1.35% 4       1.47%         1.51%         1.50%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     1.14%         1.15%         1.15%         1.20%         1.44%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5        111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007                 1.27%
   Year Ended December 31, 2006                 1.35%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y   YEAR ENDED DECEMBER 31,                      2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.22     $   10.22     $   10.43     $   10.36     $   10.12
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .53 1         .51 1         .45 1         .41 1         .39
Net realized and unrealized gain (loss)                (.05)          .01          (.19)          .13           .24
                                                  ------------------------------------------------------------------
Total from investment operations                        .48           .52           .26           .54           .63
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.43)         (.52)         (.47)         (.47)         (.39)
Tax return of capital distribution                     (.11)           --            --            --            --
                                                  ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.54)         (.52)         (.47)         (.47)         (.39)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.16     $   10.22     $   10.22     $   10.43     $   10.36
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.80%         5.29%         2.50%         5.30%         6.35%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 824,678     $ 435,311     $ 171,323     $  38,190     $  43,215
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 617,403     $ 309,558     $  91,172     $  45,333     $  38,398
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.28%         5.03%         4.39%         3.92%         3.80%
Total expenses                                         0.48% 4       0.55% 4       0.76%         0.64%         0.63%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                     0.47%         0.55%         0.65%         0.64%         0.63%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  89% 5        107% 5         98% 5         94% 5       111%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Year Ended December 31, 2007 0.49%
   Year Ended December 31, 2006 0.55%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended December 31, 2007            $2,990,658,315      $2,928,450,309
   Year Ended December 31, 2006            $2,924,444,249      $2,991,206,014
   Year Ended December 31, 2005            $3,609,072,810      $3,584,424,906
   Year Ended December 31, 2004            $3,447,306,025      $3,473,854,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund (the "Fund"), is a separate fund of Oppenheimer
Integrity Funds, an open-end management investment company registered under the
Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return by investing mainly in debt instruments. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S.
securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a
"delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                 WHEN-ISSUED OR DELAYED
                                            DELIVERY BASIS TRANSACTIONS
         --------------------------------------------------------------
         Purchased securities                              $229,041,129
         Sold securities                                      5,601,225

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31,
2007, securities with an aggregate market value of $2, representing less than
0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the
Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
UNDISTRIBUTED        UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT           LONG-TERM                    LOSS   FOR FEDERAL INCOME
INCOME                        GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
-------------------------------------------------------------------------------
$--                            $--             $15,524,233          $15,164,722

1. As of December 31, 2007, the Fund had $15,264,151 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforwards were as follows:

                             EXPIRING
                             ----------------------
                             2010       $ 2,007,359
                             2013         6,003,757
                             2014         5,185,579
                             2015         2,067,456
                                        -----------
                             Total      $15,264,151
                                        ===========

2. The Fund had $260,082 of straddle losses which were deferred.

3. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for December 31, 2007.
Net assets of the Fund were unaffected by the reclassifications.

                                                         REDUCTION TO
                                    REDUCTION TO          ACCUMULATED
     REDUCTION TO                ACCUMULATED NET    NET REALIZED LOSS
     PAID-IN CAPITAL             INVESTMENT LOSS       ON INVESTMENTS
     ----------------------------------------------------------------
     $18,947,733                      $8,671,931          $10,275,802

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                       YEAR ENDED          YEAR ENDED
                                DECEMBER 31, 2007   DECEMBER 31, 2006
     ----------------------------------------------------------------
     Distributions paid from:
     Ordinary income                  $66,556,020         $56,032,954
     Return of capital                 18,947,733                  --
                                      -------------------------------
     Total                            $85,503,753         $56,032,954
                                      ===============================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities             $ 2,378,522,865
           Federal tax cost of other investments         (201,557,471)
                                                      ---------------
           Total federal tax cost                     $ 2,176,965,394
                                                      ===============

           Gross unrealized appreciation              $    46,404,296
           Gross unrealized depreciation                  (31,239,574)
                                                      ---------------
           Net unrealized appreciation                $    15,164,722
                                                      ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include  interest  expense  incurred by the Fund on any cash  overdrafts  of its custodian  account during the period.  Such cash  overdrafts may result from the effects  of  failed  trades  in  portfolio  securities  and from  cash  outflows resulting from  unanticipated  shareholder  redemption  activity.  The Fund pays interest to its  custodian on such cash  overdrafts,  to the extent they are not offset by positive cash balances  maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian  expenses" line item, if  applicable,  represents  earnings on cash  balances  maintained  by the Fund during the period.  Such interest  expense and other  custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006
                                  SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------

CLASS A
Sold                          51,782,681   $ 526,866,898       24,694,647   $ 251,126,785
Dividends and/or
distributions reinvested       3,101,363      31,544,029        2,187,400      22,195,864
Acquisition-Note 11                   --              --        4,211,155      42,659,003
Redeemed                     (26,558,196)   (270,640,696)     (13,362,338)   (135,196,619)
                             -------------------------------------------------------------
Net increase                  28,325,848   $ 287,770,231       17,730,864   $ 180,785,033
                             =============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                           3,194,204   $  32,473,051        2,765,817   $  28,133,557
Dividends and/or
distributions reinvested         375,245       3,817,248          404,022       4,097,199
Acquisition-Note 11                   --              --          481,162       4,874,168
Redeemed                      (5,176,614)    (52,673,071)      (4,509,251)    (45,642,439)
                             -------------------------------------------------------------
Net decrease                  (1,607,165)  $ (16,382,772)        (858,250)  $  (8,537,515)
                             =============================================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED DECEMBER 31, 2007     YEAR ENDED DECEMBER 31, 2006
                                  SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------

CLASS C
Sold                           8,354,127   $  84,954,263        5,956,040   $  60,599,966
Dividends and/or
distributions reinvested         572,829       5,830,346          429,623       4,363,414
Acquisition-Note 11                   --              --          862,709       8,747,866
Redeemed                      (4,468,801)    (45,423,135)      (3,312,539)    (33,556,756)
                             -------------------------------------------------------------
Net increase                   4,458,155   $  45,361,474        3,935,833   $  40,154,490
                             =============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                           4,388,857   $  44,595,612        3,137,184   $  31,843,965
Dividends and/or
distributions reinvested         239,554       2,435,640          171,486       1,739,889
Acquisition-Note 11                   --              --          315,811       3,199,167
Redeemed                      (2,064,166)    (20,963,373)      (1,432,560)    (14,511,459)
                             -------------------------------------------------------------
Net increase                   2,564,245   $  26,067,879        2,191,921   $  22,271,562
                             =============================================================

------------------------------------------------------------------------------------------
CLASS Y
Sold                          41,552,519   $ 422,555,881       28,523,591   $ 288,469,512
Dividends and/or
distributions reinvested       3,196,427      32,455,691        1,606,546      16,289,132
Redeemed                      (6,215,861)    (63,243,677)      (4,282,356)    (43,135,096)
                             -------------------------------------------------------------
Net increase                  38,533,085   $ 391,767,895       25,847,781   $ 261,623,548
                             =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended December
31, 2007, were as follows:

                                                          PURCHASES            SALES
------------------------------------------------------------------------------------

Investment securities                               $ 1,269,653,822   $  862,879,390
U.S. government and government agency obligations       332,499,259      375,908,179
To Be Announced (TBA) mortgage-related securities     2,990,658,315    2,928,450,309

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                        FEE SCHEDULE
                        --------------------------------
                        Up to $1 billion           0.50%
                        Over $1 billion            0.35

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended December 31, 2007, the Fund paid $2,404,615 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor")
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans (the "Plans") for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of
Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N
shares were $2,132,824, $3,019,679 and $1,215,790, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                                CLASS A        CLASS B        CLASS C        CLASS N
                                                 CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                                               FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                                           SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                                             RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED                                   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------

December 31, 2007                          $     638,041  $      35,800  $     211,021  $      18,648  $       2,833
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has
voluntarily undertaken to limit the "Total Expenses" for all classes of shares so that "Total expenses after waivers, payments and/or reimbursements and reduction to custodian expenses" as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65%
for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the year ended December 31, 2007, the
Manager reimbursed the Fund $513, $152,251, $22,409 and $80,946 for Class A,
Class B, Class C and Class N shares, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended December 31, 2007, the Manager waived $90,317 for
IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the
Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of
Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SWAP CONTRACTS Continued

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed
by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of
Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the
Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on

the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets
(determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2007, the Fund had on loan securities valued at $30,332,838. Collateral of $30,876,771 was received for the loans, of which $27,940,297 was received in cash and subsequently invested in approved instruments. In addition, collateral of
$2,936,474 was also received in the form of securities.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In  September  2006,   Financial  Accounting  Standards  Board  ("FASB")  issued
Statement  of  Financial  Accounting  Standards  ("SFAS")  No.  157,  FAIR VALUE
MEASUREMENTS.  This standard  establishes a single  authoritative  definition of fair  value,  sets  out  a  framework  for  measuring  fair  value  and  expands disclosures  about fair value  measurements.  SFAS No. 157 applies to fair value measurements  already required or permitted by existing standards.  SFAS No. 157 is effective for financial  statements  issued for fiscal years  beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31,  2007,  the  Manager  does not  believe  the  adoption  of SFAS No. 157 will
materially  impact  the  financial   statement  amounts;   however,   additional
disclosures  may be required  about the inputs used to develop the  measurements and the effect of certain of the  measurements  on changes in net assets for the period.

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER TOTAL RETURN BOND FUND

On March 23, 2006, the Fund acquired all of the net assets of Oppenheimer Total
Return Bond Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Total Return Bond Fund shareholders on March 15, 2006. The
Fund issued (at an exchange ratio of 0.964160 for Class A, 0.964242 for Class B,
0.962906 for Class C and 0.964275 for Class N of the Fund to one share of
Oppenheimer Total Return Bond Fund), 4,211,155; 481,162; 862,709 and 315,811
shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $42,659,003, $4,874,168, $8,747,866 and $3,199,167 in
exchange for the net assets, resulting in combined Class A net assets of
$549,554,571, Class B net assets of $124,605,847, Class C net assets of
$122,287,022 and Class N net assets of $43,300,947 on March 23, 2006. The net assets acquired included net unrealized depreciation of $949,524 and an unused capital loss carryforward of $759,669, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard &  Poor's"), a division of
The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and

o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent  upon Standard &  Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

r: The "r" highlights  derivative,  hybrid,  and certain other  obligations that
Standard  &   Poor's   believes  may  experience  high  volatility  or  high
variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an 'r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB,"
commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                B-19

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(2)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1)   plans  created or  qualified  under  Sections  401(a) or 401(k) of the
          Internal Revenue Code,

     2)   non-qualified deferred compensation plans,

     3)   employee benefit plans(3)

     4)   Group Retirement Plans(4)

     5)   403(b)(7) custodial plan accounts

     6)   Individual  Retirement Accounts ("IRAs"),  including traditional IRAs,
          Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

Applicability  of Class A Contingent  Deferred  Sales  Charges in Certain  Cases
------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months  (24  months  in the case of  shares of  Oppenheimer  Rochester  National
Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the  beginning  of the  calendar  month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."(5) This waiver provision applies to:

|_|  Purchases of Class A shares aggregating $1 million or more.

|_|  Purchases of Class A shares,  prior to March 1, 2007, by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000  or  more,  2) had at the  time of  purchase  100 or more eligible  employees  or total  plan  assets  of  $500,000  or  more,  or 3)
     certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

     1)   through a broker,  dealer, bank or registered  investment adviser that
          has  made  special   arrangements   with  the  Distributor  for  those
          purchases, or

     2)   by a direct  rollover of a  distribution  from a qualified  Retirement
          Plan if the  administrator of that Plan has made special  arrangements with the Distributor for those purchases.

|_|  Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:

     1)   The record  keeping is performed by Merrill  Lynch Pierce Fenner &
          Smith,  Inc.  ("Merrill  Lynch")  on a daily  valuation  basis for the
          Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its  assets  invested  in (a) mutual  funds,  other than those advised  or  managed  by Merrill  Lynch  Investment  Management,  L.P.
          ("MLIM"),  that are made available under a Service  Agreement  between
          Merrill  Lynch  and  the  mutual  fund's   principal   underwriter  or
          distributor,  and (b) funds  advised  or  managed  by MLIM (the  funds described in (a) and (b) are referred to as "Applicable Investments").

     2)   The record  keeping for the  Retirement  Plan is  performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch.
          On the  date  the  plan  sponsor  signs  the  record  keeping  service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets  (excluding assets invested in money market funds) invested in Applicable Investments.

     3)   The record  keeping for a Retirement  Plan is handled  under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that  agreement,  the  Plan  has 500 or more  eligible  employees  (as determined by the Merrill Lynch plan conversion manager).

Waivers    of    Class    A    Sales     Charges    of     Oppenheimer     Funds
------------------------------------

A.   Waivers of Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
     Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

|_|   The Manager or its affiliates.

|_|   Present or former officers,

     directors,  trustees and employees (and their "immediate  families") of the
     Fund, the Manager and its affiliates,  and retirement plans  established by them for  their  employees.  The term  "immediate  family"  refers to one's spouse, children,  grandchildren,  grandparents,  parents,  parents-in-law, brothers and sisters,  sons- and  daughters-in-law,  a sibling's  spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|  Registered  management  investment  companies,   or  separate  accounts  of
     insurance companies having an agreement with the Manager or the Distributor for that purpose.

|_|  Dealers or brokers that have a sales  agreement  with the  Distributor,  if they  purchase  shares for their own accounts or for  retirement  plans for their employees.

|_|  Employees and registered  representatives (and their spouses) of dealers or brokers  described above or financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the  Distributor)  or with the  Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's  own account (or for the benefit of such employee's  spouse or minor children).

|_|  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor  providing  specifically for the use of shares of the Fund in particular  investment  products made available to their  clients.  Those  clients may be charged a  transaction  fee by their dealer, broker, bank or adviser for the purchase or sale of Fund shares.

|_|  Investment  advisers  and  financial  planners  who  have  entered  into an agreement for this purpose with the Distributor and who charge an advisory, consulting  or other fee for their  services  and buy  shares for their own accounts or the accounts of their  clients.  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the
     Distributor for those purchases.

|_|  Clients of  investment  advisers or financial  planners  (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase  shares  without sales charge but only if their  accounts  are  linked  to a master  account  of their  investment adviser or financial planner on the books and records of the broker,  agent or financial  intermediary with which the Distributor has made such special arrangements.  Each of these  investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|  Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor  must be advised of this  arrangement) and persons who are  directors  or  trustees  of the  company  or  trust  which  is the beneficial owner of such accounts.

|_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.

|_|  Dealers,  brokers,  banks,  or  registered  investment  advisers  that have entered into an agreement  with the  Distributor  to sell shares to defined contribution  employee  retirement  plans for which the  dealer,  broker or investment adviser provides administration services.

|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

|_|  A TRAC-2000  401(k) plan (sponsored by the former Quest for Value Advisors)
     whose  Class B or Class C shares  of a Former  Quest  for  Value  Fund were exchanged  for Class A shares of that  Fund due to the  termination  of the
     Class B and Class C TRAC-2000 program on November 24, 1995.

|_|  A qualified Retirement Plan that had agreed with the former Quest for Value
     Advisors to purchase  shares of any of the Former  Quest for Value Funds at net  asset  value,  with  such  shares  to be  held  through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement  was consummated and share purchases commenced by December 31, 1996.

|_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7)  Custodial Plans) that: 1) bought shares costing  $500,000  or  more,  2) had at the  time of  purchase  100 or more eligible  employees  or total  plan  assets  of  $500,000  or  more,  or 3)
     certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|  Effective October 1, 2005,  taxable accounts  established with the proceeds of Required Minimum Distributions from Retirement Plans.

|_|  Purchases  of Class A shares  by  former  shareholders  of Atlas  Strategic
     Income Fund in any Oppenheimer fund into which  shareholders of Oppenheimer
     Strategic Income Fund may exchange.

|_|  Purchases  prior to June 15,  2008 by former  shareholders  of  Oppenheimer
     Tremont Market Neutral Fund, LLC or Oppenheimer  Tremont  Opportunity Fund,
     LLC, directly from the proceeds from mandatory redemptions.

B.   Waivers of the Class A Initial and  Contingent  Deferred  Sales  Charges in
     Certain Transactions.

1.   Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

|_|  Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
     acquisitions and exchange offers, to which the Fund is a party.

|_|  Shares  purchased by the  reinvestment of dividends or other  distributions reinvested  from  the Fund or other  Oppenheimer  funds or unit  investment trusts  for  which  reinvestment  arrangements  have  been  made  with  the
     Distributor.

|_|  Shares purchased by certain  Retirement Plans that are part of a retirement plan or platform offered by banks,  broker-dealers,  financial  advisors or insurance companies, or serviced by recordkeepers.

|_|  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|_|  Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession at the annual rate of 0.25%
     is paid by the  Distributor  on purchases made within the first 6 months of plan establishment):

|_|  Retirement Plans that have $5 million or more in plan assets.

|_|  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.   Waivers  of the  Class A  Contingent  Deferred  Sales  Charge  for  Certain
     Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

|_|  To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

|_|  Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).

|_|  For distributions  from Retirement Plans,  deferred  compensation  plans or other  employee  benefit  plans  for  any of  the  following  purposes:

          1)   Following the death or

               disability  (as  defined  in the  Internal  Revenue  Code) of the participant or  beneficiary.  The death or disability  must occur after the participant's account was established.

          2)   To return excess contributions.

          3)   To return contributions made due to a mistake of fact.

          4)   Hardship withdrawals, as defined in the plan.

          5)   Under a Qualified  Domestic  Relations  Order,  as defined in the
               Internal  Revenue  Code,  or, in the case of an IRA, a divorce or separation  agreement  described in Section 71(b) of the Internal
               Revenue Code.

          6)   To meet the minimum  distribution  requirements  of the  Internal
               Revenue Code.

          7)   To make  "substantially  equal periodic payments" as described in
               Section 72(t) of the Internal Revenue Code.

          8)   For loans to participants or beneficiaries.

          9)   Separation from service.(7)

          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special  arrangements  with the
               Distributor.

          11)  Plan termination or "in-service distributions," if the redemption
               proceeds      are     rolled     over      directly     to     an
               OppenheimerFunds-sponsored IRA.

|_|  For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

|_|  For  distributions  from retirement  plans that have $10 million or more in plan  assets  and that  have  entered  into a  special  agreement  with the
     Distributor.

|_|  For distributions from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies or record keepers which have entered into a special agreement with the Distributor.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer  Funds
---------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

|_|  Shares redeemed involuntarily, as

     described in  "Shareholder  Account Rules and  Policies," in the applicable
     Prospectus.

|_|  Redemptions  from accounts other than Retirement  Plans following the death or disability of the last  surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a  determination  of disability by the Social
     Security Administration.

|_|  The contingent  deferred  sales charges are generally not waived  following the death or  disability of a grantor or trustee for a trust  account.  The contingent  deferred  sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or  revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred  after the account was  established,  and for disability you must provide  evidence of a determination  of disability (as defined in the Internal Revenue Code).

|_|  Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

|_|  At the sole discretion of the  Distributor,  the contingent  deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the  termination  by the  Distributor of the  selling  agreement  between the  Distributor  and the  shareholder  of record's broker-dealer of record for the account.

|_|  Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

|_|  Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of  financial  institutions  that have  entered  into a special arrangement with the Distributor for this purpose.

|_|  Redemptions  of Class C shares  of an  Oppenheimer  fund in  amounts  of $1 million or more  requested  in writing by a  Retirement  Plan  sponsor  and submitted more than 12 months after the Retirement Plan's first purchase of
     Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

|_|  Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:

          1)   Following  the death or  disability  (as defined in the  Internal
               Revenue Code) of the  participant  or  beneficiary.  The death or
               disability  must  occur  after  the  participant's   account  was
               established in an Oppenheimer fund.

          2)   To return excess contributions made to a participant's account.

          3)   To return contributions made due to a mistake of fact.

          4)   To make hardship withdrawals, as defined in the plan.(9)

          5)   To  make  distributions   required  under  a  Qualified  Domestic
               Relations  Order  or,  in  the  case  of an  IRA,  a  divorce  or separation  agreement  described in Section 71(b) of the Internal
               Revenue Code.

          6)   To meet the minimum  distribution  requirements  of the  Internal
               Revenue Code.

          7)   To make  "substantially  equal periodic payments" as described in
               Section 72(t) of the Internal Revenue Code.

          8)   For loans to participants or beneficiaries.(10)

          9)   On account of the participant's separation from service.(11)

          10)  Participant-directed  redemptions to purchase  shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.

          11)  Distributions   made  on  account  of  a  plan   termination   or
               "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

          12)  For distributions from a participant's account under an Automatic
               Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10%
               of the account's value, adjusted annually.

          13)  Redemptions of Class B shares under an Automatic  Withdrawal Plan for an account  other than a Retirement  Plan,  if the  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

          14)  For  distributions  from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|  Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
     Withdrawal  Plan  from  an  account  other  than a  Retirement  Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

|_|  Shares sold to the Manager or its affiliates.

|_|  Shares  sold to  registered  management  investment  companies  or separate accounts of insurance companies having an agreement with the Manager or the
     Distributor for that purpose.

|_|  Shares issued in plans of reorganization to which the Fund is a party.

|_|  Shares sold to present or former officers, directors, trustees or employees
     (and their  "immediate  families" as defined  above in Section I.A.) of the
     Fund, the Manager and its affiliates  and retirement  plans  established by them for their employees.

IV.  Special Sales Charge  Arrangements for Shareholders of Certain  Oppenheimer
     Funds   Who  Were   Shareholders   of  Former   Quest   for   Value   Funds
     -------------------------------------

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer  funds are modified as described below certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment adviser to those former Quest for
Value Funds.  Those funds include:

   Oppenheimer Rising Dividend Fund, Inc.
   Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

     These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S.Government Income Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund
   Quest for Value Nationalo Tax-Exempt Fund
   Quest for Value Global Income Fund
   Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

|_|  acquired by such

     pursuant  to  a   shareholder   shares  of  an  n  exchange  of  fund  that
     wasOppenheimer Former Quest one of the Funds, or for Value

|_|  purchased by suc by exchange oh  shareholder  another Oppenf shares of that were  acqheimer fund pursuant to tuired any of the Fohe merger of for Value
     Funrmer Quest other  Oppenheds into that November 24, imer fund on 1995. A.
     Reductions or Wa Class A Sales Charges.ivers of

|X|  Reduced Class A Charge Rates for  CertaInitial  Sales Quest for Value Funds
     in Former Shareholders. Purchases by Groups an

     Associations. The folld sets forth the initialowing table rates for Class A shar sales charge by members of "Associaes  purchased for any purpose other tions" formed  purchase of  securitiesthan  the in the table apply if . The rates  Association  purchased  that of the Former Quest  foshares of any or received a proposalr  Value Funds such shares from OCC D to purchase  prior to November 24, istributors

                      1995.
Number of Eligible Emp                    al Sales Charge as a %
Members               loyees or           ing Price              of          Ini
                      ----------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other

            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and

         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;

         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;

         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;

   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.   Special Reduced Sales Charge for Former Shareholders of Advance America
      Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of current Class M shareholders, listed below, who prior to March 11, 1996 owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without a sales charge:

|_|   the Manager and its affiliates,

|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|   dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Core Bond Fund

Internet Website:

      www.oppenheimerfunds.com

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds

      Myer, Swanson, Adams & Wolf, P.C.
      1350 Lawrence Street, Suite 100
      Denver, Colorado 80204

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

PX0285.001.0408

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                         OPPENHEIMER INTEGRITY FUNDS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   (i)   Amended and Restated Declaration of Trust dated October 14, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 43, 12/23/04, and incorporated herein by reference.

      (ii)  Amendment dated December 23, 2004 to the Amended and Restated
Declaration of Trust: Previously filed with Registrant's Post Effective
Amendment No. 45, 3/11/05, and incorporated herein by reference.

      (iii) Amendment dated January 12, 2006 to the Amended and Restated
Declaration of Trust: Previously filed with Registrant's Post Effective
Amendment No. 46, 4/28/06, and incorporated herein by reference.

(b)   Registrant's By-Laws as amended through October 24, 2000: Previously filed with Registrants Post-Effective Amendment No. 43, 12/23/04, and
incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate for Oppenheimer Core Bond Fund:
Previously filed with Registrant's Post-Effective Amendment No. 40, 4/29/02, and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate for Oppenheimer Core Bond Fund:
Previously filed with Registrant's Post-Effective Amendment No. 40, 4/29/02, and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate for Oppenheimer Core Bond
Fund: Previously filed with Registrant's Post-Effective Amendment No. 40,
4/29/02, and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate for Oppenheimer Core Bond Fund:
Previously filed with Registrant's Post-Effective Amendment No. 40, 4/29/02, and incorporated herein by reference.

      (v) Specimen Class Y Share Certificate for Oppenheimer Core Bond Fund:
Previously filed with Registrant's Post-Effective Amendment No. 40, 4/29/02, and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated March 26, 2006:
Previously filed with Registrant's Post Effective Amendment No. 46, 4/28/06, and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's Post-Effective Amendment No. 17, 2/26/93, and
incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

      (v)     Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and
      Restated
Effective January 1, 2008: Previously filed with Post-Effective Amendment No.
18 to the Registration Statement of Oppenheimer International Bond Fund (Reg.
No. 33-58383), (12/20/07), and incorporated herein by reference.

(g)       Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective
Amendment No. 51 to the Registration Statement of Oppenheimer Capital
Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(h)   Not applicable.

(i)   (i) Opinion and Consent of Counsel dated February 11, 1991:
Incorporated herein by reference to Registrant's Rule 24f-2 Notice filed on
2/19/91 and re-filed pursuant to Item 102 of Regulation S-T with Registrant's
Post-Effective Amendment No. 23, 4/28/95, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i) Amended and Restated Service Plan and Agreement for Class A shares dated October 28, 2005: Previously filed with Registrant's Post-Effective
Amendment No. 46, 4/28/06, and incorporated herein by reference.

      (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated October 28, 2005: Previously filed with Registrant's
Post-Effective Amendment No. 46, 4/28/06, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated October 28, 2005: Previously filed with Registrant's
Post-Effective Amendment No. 46, 4/28/06, and incorporated herein by reference.

      (iv) Amended and Restated Distribution and Service Plan and Agreement
for Class N shares dated October 28, 2005: Previously filed with Registrant's
Post-Effective Amendment No. 46, 4/28/06, and incorporated herein by reference.

      (n)          Oppenheimer Funds Multiple Class Plan under Rule 18f-3
updated through 8/29/07: Previously filed with the Initial Registration
Statement of Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg.
No. 333-146105), (9/14/07), and incorporated herein by reference.

(o)    Powers of Attorney for all Trustees/Directors and Principal Officers:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Active Allocation Fund (Reg. No. 333-146105), (9/14/07), and
incorporated herein by reference.

(p)     Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105),
(09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Treasurer   of    Centennial    Asset    Management
Vice President              Corporation;    Vice    President   and   Assistant
                            Treasurer of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Adams               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           Assistant  Secretary of Centennial Asset Management
Vice President & Associate  Corporation.
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicole Andersen,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Aynsley,               Formerly   Vice   President   at  Kepler   Equities
Vice President              (December 2006 - February 2008)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. (since March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Barnes,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Vice President (Sales Manager of the  International
Vice President              Division) of OFI  Institutional  Asset  Management,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emanuele Bergagnine,        Assistant  Vice  President  of  OFI   Institutional
Assistant Vice President    Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              Vice   President   of   OFI   Institutional   Asset
Senior Vice President       Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation;  Assistant  Secretary  of  Oppenheimer
                            Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Blanchard,            Formerly     Fund     Accounting     Manager     at
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2006  -  February
                            2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          Assistant   Secretary  of  Oppenheimer  Real  Asset
Vice President & Associate  Management, Inc.
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            Assistant  Secretary  of  OppenheimerFunds   Legacy
Vice President & Senior     Program.
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Britton,            Formerly     CTO/Managing     Director     of    IT
Vice President              Infrastructure   at   GMAC   Residential    Funding
                            Corporation (October 2000 - October 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Vice President & Assistant  (October 2002 - October 2006).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Holly Broussard,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Roger Buckley,              Formerly Manager in  Infrastructure  (February 2006
Assistant Vice President    - April  2006) and  Manager in Finance  (May 2006 -
                            February 2008) at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JoAnne Butler,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Calandrella,      Formerly  Director of Empower Network (March 2007 -
Assistant Vice President    September  2007);  formerly  HR  Manager  of  Arrow
                            Electronics, Inc. (June 1998 - March 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.,  Shareholder  Services,  Inc. and Shareholder
                            Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Chibnik,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Clark,             Formerly   Manager   at   OppenheimerFunds,    Inc.
Assistant Vice President    (February  2006 - February  2008).  Assistant  Vice
                            President at Shareholder Financial Services,  Inc.,
                            Shareholder   Services,   Inc.,   and  OFI  Private
                            Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Senior Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Cole,                 Formerly  Manager  at  OppenheimerFunds,  Inc  (May
Assistant Vice President    2006 - January 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Compton,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lauren Coulston,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rushan Dagli,               Vice  President  of OFI Private  Investments  Inc.,
Vice President              Shareholder    Financial    Services,    Inc.   and
                            Shareholder Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jason Davis,                Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Dawson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Delano,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Damaris De Los Santos,      Formerly  Senior  Account  Executive  (July  2003 -
Assistant Vice President    February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             None
Vice President and
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           Assistant  Treasurer  of  Oppenheimer   Acquisition
Vice President              Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Ferguson,           Formerly Senior  Marketing  Manager at ETrade (June
Assistant Vice President    2006 - January 2007) and Senior  Marketing  Manager
                            at Axa Financial (April 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Senior Vice President       Legacy  Program;   Vice  President  of  HarbourView
                            Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Secretary  of OFI  Trust  Company  (since  December
Vice President & Associate  2007).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Glenn,                Formerly  Tax  Manager  at  OppenheimerFunds,  Inc.
Assistant Vice President    (December 2006 - February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raquel Granahan,            Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor,   Inc.,  and  OppenheimerFunds  Legacy
                            Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley Hebert,             Manager at  OppenheimerFunds,  Inc. (October 2004 -
Assistant Vice President    February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Herrmann,            Vice President of OFI Private Investments Inc.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Hetrick,           Manager at AIM  Investments  (May 2001 - May 2006);
Assistant Vice President    Manager  at  OppenheimerFunds,   Inc  (May  2006  -
                            December 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eivind Holte,               Formerly Vice  President at U.S. Trust (June 2005 -
Vice President              October 2007)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant   Secretary  of  Oppenheimer  Real  Asset
Vice President & Associate  Management,   Inc.,  HarbourView  Asset  Management
Counsel                     Corporation,  OFI  Institutional  Asset Management,
                            Inc.  (since  April  2006) and  Trinity  Investment
                            Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jason Hubersberger,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Douglas Huffman,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Kennedy,              Formerly  self-employed  (December 2005 - September
Senior Vice President       2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               None
Vice President & Marketing
Compliance Manager
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen,               Vice  President  of OFI Private  Investments  Inc.,
Vice President              Shareholder    Financial    Services,    Inc.   and
                            Shareholder  Financial  Services,  Inc.;  Assistant
                            Vice President of  OppenheimerFunds  Legacy Program
                            and OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Knott,              President   and   Director   of    OppenheimerFunds
Executive Vice President    Distributor,  Inc.; Executive Vice President of OFI
                            Private Investments Inc.;  Executive Vice President
                            &   Director   of   Centennial   Asset   Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Kohn,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alexander Kurinets,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc., OFI  Institutional  Asset  Management,  Inc.,
                            and Trinity Investment Management Corporation
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice President and Chief  Operating  Officer
Senior Vice President       of OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Livengood,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina Loftus,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ian Loughlin,               Formerly     Financial    Analysis    Manager    at
Assistant Vice President    OppenheimerFunds,   Inc.   (June  2005  -  February
                            2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Senior Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Maley,              Formerly  Operations  Manager at Bear Stearns (June
Assistant Vice President    2005 - February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Martin,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset   Management,   Inc.;   Vice   President   of
                            Oppenheimer Real Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McCanna,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neil McCarthy,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John McCullough,            Formerly   Relationship    Management   and   Sales
Vice President              Representative  at John Hancock Funds (April 2004 -
                            April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management  Corporation;  Chairman,  President  and
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary McNamee,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Miller,               Formerly    Assistant   Vice   President   at   AXA
Vice President              Distributors, LLC (July 2005 - February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       Senior Vice  President of OFI  Institutional  Asset
Senior Vice President       Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             Vice President of OFI Private Investments Inc.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Nasta,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             Assistant  Treasurer  of  OppenheimerFunds   Legacy
Vice President              Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Treasurer of Oppenheimer  Acquisition Corp.; Senior
Senior Vice President &     Vice  President  of  HarbourView  Asset  Management
Chief Financial Officer     Corporation since February 2004.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Polak,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jodi Pullman,               Formerly Product Manager at OppenheimerFunds,  Inc.
Assistant Vice President    (January  2007 -  February  2008);  Senior  Project
                            Manager at  OppenheimerFunds,  Inc.  (March  2006 -
                            January 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jason Reuter,               Formerly   Manager   at   OppenheimerFunds,    Inc.
Assistant Vice President    (February 2006 - February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor,   Inc.;   President  and  Director  of
                            Centennial Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucille Rodriguez,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Royce,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            Assistant  Secretary  of  OppenheimerFunds   Legacy
Vice President & Assistant  Program.
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Torpey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Schmitz,           Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management  Corporation.  Formerly Fund  Accounting
                            Manager at OppenheimerFunds,  Inc. (November 2004 -
                            February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Navin Sharma,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tammy Sheffer,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicholas Sherwood,          Formerly   Manager   at   OppenheimerFunds,    Inc.
Assistant Vice President    (February 2006 - February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Snogren                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation;   Vice  President  of  OFI
                            Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter Strzalkowski,         Vice  President of  HarbourView  Asset  Management,
Vice President              Inc. Formerly (as of August 2007)  Founder/Managing
                            Partner at Vector Capital Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carole Sumption,            Formerly  Vice  President at Policy  Studies,  Inc.
Vice President              (July 2003 - April 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Vice President              2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ryan Virag,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Wachter,               Formerly Manager at  OppenheimerFunds,  Inc. (March
Vice President              2005 - February 2008).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Darren Walsh,               President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  General Manager and Senior Vice President
                            of Comverse (December 2005 - September 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Walsh,              Vice President of OFI Private Investments.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah Weaver,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Senior
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Assistant Vice President,
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell Williams,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Wimer,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management  Corporation;   Vice  President  of  OFI
                            Institutional Asset Management,  Inc; serves on the
                            Board of the Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolff,             Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director  of  OppenheimerFunds  Distributor,  Inc.,
President, Chief            Director   of   Tremont   Group   Holdings,   Inc.,
Investment Officer &        HarbourView  Asset  Management  Corporation and OFI
Director                    Institutional  Asset  Management,  Inc. (since June
                            2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer   Acquisition   Corp.;   Director   and
                            Assistant     Secretary     of     OppenheimerFunds
                            International  Distributor Limited;  Vice President
                            of OppenheimerFunds  Legacy Program; Vice President
                            and Director of  Oppenheimer  Partnership  Holdings
                            Inc.;   Director   of   OFI   Institutional   Asset
                            Management, Ltd.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
   Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
   Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
   Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
      Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
      Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
      Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest Opportunity Value Fund
   Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
   Oppenheimer Balanced Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Core Bond Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer MidCap Fund/VA
   Oppenheimer Money Fund/VA
   Oppenheimer Strategic Bond Fund/VA
   Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
   Government Securities Portfolio
   Growth Portfolio
   Oppenheimer International Growth Fund/VA
   Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.
The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer Acquisition Corp., OFI
Private   Investments   Inc.,  OFI  Institutional   Asset   Management,   Inc.
Oppenheimer  Real Asset  Management,  Inc. and OFI Trust  Company is Two World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008.
The address of Tremont  Group  Holdings,  Inc. is 555 Theodore  Fremd  Avenue,
Suite 206-C, Rye, New York 10580.
The address of  OppenheimerFunds  International Ltd. is 70 Sir John Rogerson's
Quay, Dublin 2, Ireland.
The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.
The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Apostolopoulos(1)         Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
11504 Flowering Plum Lane
Highland,  UT  84003
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ross Burkstaller                 Vice President           None
211 Tulane Drive SE
Albuquerque, NM 87106
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
15 Deforest Road
Wilton, CT 06897
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
14431 SE 61st Street
Bellevue, WA 98006
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
2919 St. Albans Forest Circle
Glencoe, MO 63038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuerman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charlotte Gardner(1)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Grill(2)                  Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunter                  Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Garrett Harbron                  Vice President           None
8895 Hillsboro Road
Valles Mines, MO 63087
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Henry(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse Jurman                     Vice President           None
5486 NW 42 Ave
Boca Raton, FL 33496
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Kasa                     Vice President           None
4250 Park Newport #302
Newport Beach, CA 92660
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Libby(2)                   Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Loftus(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael McDonald                 Vice President           None
11749 S Cormorant Circle
Parker, CO 80134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Meerman                  Vice President           None
4939 Stonehaven Drive
Columbus, OH 43220
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Saul Mendoza                     Vice President           None
503 Vincinda Crest Way
Tampa FL 33619
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher Nicholson(2)         Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maria Paster(2)                  Assistant Vice           None
                                 President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Pawluk(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Perry                      Vice President           None
3900 Fairfax Drive Apt 813
Arlington, VA 22203
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Aaron Pisani(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rachel Powers                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Pretzel                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ramsey Rayan(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Rock                     Vice President           None
9016 Stourbridge Drive
Huntersville, NC 28078
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Staples                  Vice President           None
4255 Jefferson St Apt 328
Kansas City, MO 64111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Troy Testa                       Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber(2)               Director                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of April, 2008.

                        Oppenheimer Core Bond Fund

                     By:  John V. Murphy*
                         John V. Murphy, President
                         Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

William L. Armstrong*                                       Chairman of the
April 29, 2008
William L. Armstrong          Board of Trustees

John V. Murphy*               President, Principal          April 29, 2008
John V. Murphy                Executive Officer and Trustee

Brian W. Wixted*              Treasurer, Principal          April 29, 2008
Brian W. Wixted               Financial & Accounting Officer

George C. Bowen*              Trustee                       April 29, 2008
George C. Bowen

Edward L. Cameron*            Trustee                       April 29, 2008
Edward L. Cameron

Jon S. Fossel*                Trustee                       April 29, 2008
Jon S. Fossel

Sam Freedman*                 Trustee                       April 29, 2008
Sam Freedman

Beverly L. Hamilton*          Trustee                       April 29, 2008
Beverly L. Hamilton

Robert J. Malone*             Trustee                       April 29, 2008
Robert J. Malone

F. William Marshall, Jr.*                    Trustee         April 29, 2008
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                         OPPENHEIMER INTEGRITY FUNDS

                       Post-Effective Amendment No. 48

                      Registration Statement No. 2-76547

                                EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's Consent